Document and Entity Information	9 Months Ended
	Dec. 31, 2011	Feb. 14, 2012
Document And Entity Information
Entity Registrant Name	As Seen On TV, Inc.
Entity Central Index Key	0001432967
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		31,970,784
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012
AmendmentDescription	Revised Notes

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Current Assets:
Cash and cash equivalents	$ 7,097,285	$ 35,502	$ 74,991
Accounts receivable, net	1,146,572	82,238	5,830
Advances on inventory purchases	2,134,298		140,961
Inventories	1,485,639	1,107	46,188
Deferred offering costs		63,500
Prepaid expenses and other current assets	394,597	46,370	65,170
Total current assets	12,258,391	228,717	333,140
Investments, at cost	150,000	150,000	90,000
Property, plant and equipment, net	149,148	92,732	29,685
Deposit on asset acquisition	719,192
Total Assets	13,276,731	471,449	452,825
Current Liabilities:
Accounts payable	1,316,670	332,833	66,441
Notes payable officer		91,219	107,513
Deferred revenue	68,250	88,652	86,450
Accrued interest related parties	1,284	2,354	2,321
Accrued registration rights penalty	156,000	156,000
Accrued expenses and other current liabilities	309,434	108,326	61,050
Notes Payable - Current Portion	47,342	9,714	737,500
Warrant liability	30,838,629	4,117,988
Total current liabilities	32,737,609	4,907,086	1,061,275
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding at December 31, 2011 and March 31, 2011 and 2010, respectively.
Common stock, $.0001 par value; 750,000,000 shares authorized at December 31, 2011 and 400,000,000 shares authorized at March 31, 2011, respectively, and; 30,970,784, 10,886,374 and 7,909,375 shares issued and outstanding at December 31, 2011, March 31, 2011 and 2010, respectively.	3,197	1,089	15,819
Additional paid-in capital		3,460,597	293,556
Accumulated deficit	(19,464,075)	(7,897,323)	(917,825)
Total stockholders' equity (deficit)	(19,460,878)	(4,435,637)	(608,450)
Total liabilities and stockholders' deficit	$ 13,276,731	$ 471,449	$ 452,825

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	750,000,000	400,000,000	400,000,000
Common stock, issued	31,970,784	10,886,374	7,909,375
Common stock, outstanding	31,970,784	10,886,374	7,909,375

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Income Statement [Abstract]
Revenues	$ 2,606,034	$ 391,710	$ 363,489	$ 3,350,417	$ 848,941	$ 1,354,238
Cost of revenues	1,409,310	587,309	350,523	1,917,947	1,168,583	1,838,367
Gross profit (loss)	1,196,724	(195,599)	12,966	1,432,470	(319,642)	(484,129)
Operating expenses:
Selling and marketing expenses	1,762,583		506,458	1,941,886		4,271,965
General and administrative expenses	1,367,264	1,039,664		3,167,795	2,868,897
Loss from operations	(1,933,123)	(1,235,263)	(493,492)	(3,677,211)	(3,188,539)	(4,756,094)
Other (income) expense:
Warrant revaluation	(5,977,192)	(278,113)		(411,421)	(2,121,288)	1,935,256
Loss of extinguishment of debt				2,950,513
Revaluation of derivative liability				(209,351)
Registration rights penalty					75,000	156,000
Interest income - related party		(2,340)	(5,961)		(10,440)	(10,440)
Other (income) expense	(8,039)	4,090	(10,947)	(9,465)	(23,602)	(25,407)
Interest expenses - notes payable	1,806,014	339	438,918	4,180,688	66,145	63,212
Interest expense - related party	1,070	20,233	2,323	23,271	44,939	104,783
Total other (income) expense	(4,178,147)	(255,791)	424,333	6,524,235	(1,969,246)	2,223,404
Income/(loss) before income taxes	2,245,024	(979,472)	(917,825)	(10,201,446)	(1,219,293)	(6,979,498)
Provision for income taxes
Net income/(loss)	$ 2,245,024	$ (979,472)	$ (917,825)	$ (10,201,446)	$ (1,219,293)	$ (6,979,498)
Income/(loss) per common share:
Basic	$ 0.09	$ (0.1)	$ (0.12)	$ (0.62)	$ (0.13)	$ (0.7)
Diluted	$ 0.08	$ (0.1)	$ (0.12)	$ (0.62)	$ (0.13)	$ (0.7)
Weighted-average numbers of common shares outstanding:
Basic	26,179,515	10,187,700	7,777,712	16,358,756	9,679,038	9,923,596
Diluted	28,707,965	10,187,700	7,777,712	16,358,756	9,679,038	9,923,596

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)		Common Shares		Additional Paid-In Capital		Accumulated Deficit	Total
Beginning balance, amount at Oct. 15, 2009
Beginning balance, shares at Oct. 15, 2009
Initial founder's shares, shares		7,600,000
Intial founder's shares, amount		15,200		(15,200)
Common shares issued for services, shares		309,375
Common shares issued for services, amount		619		308,756			309,375
Share-based compensation
Beneficial conversion feature on note payable
Settlement of derivative liability
Net loss						(917,825)	(917,825)
Ending balance, amount at Mar. 31, 2010		15,819	[1]	293,556	[1]	(917,825)	(608,450)
Ending balance, shares at Mar. 31, 2010	[1]	7,909,375
Reverse recapitalization transaction, shares		143,375
Reverse recapitalization transaction, amount		286		(320,286)			(320,000)
Common shares issued for services, shares		122,813
Common shares issued for services, amount		246		365,254			365,500
Common stock issued towards settlement of notes payable, shares		515,367
Common stock issued towards settlement of notes payable, amount		1,031		686,469			687,500
Common stock issued in Private Placement, net of offering costs, shares		2,237,500
Common stock issued in Private Placement, net of offering costs, amount		4,475		4,081,088			4,085,563
Warrants issued in Unit offering				(2,182,732)			(2,182,732)
Share-based compensation				560,880			560,880
Beneficial conversion feature on note payable				107,000			107,000
Settlement of derivative liability
Retirement of common shares, shares		(42,056)
Retirement of common shares, value		(84)		(151,316)			(151,400)
Net loss						(6,979,498)	(6,979,498)
Ending balance, amount at Mar. 31, 2011		1,089	[1]	3,460,597	[1]	(7,897,323)	(4,435,637)
Ending balance, shares at Mar. 31, 2011	[1]	10,886,374
Common shares issued for services, shares		16,849
Common shares issued for services, amount		2		183,998			184,000
Warrants issued for services				135,207			135,207
Common stock issued in Private Placement, net of offering costs, shares		292,500
Common stock issued in Private Placement, net of offering costs, amount		29		914,071			914,100
Common shares issued in Unit offering net of Offering costs of $1,605,747, shares		15,625,945
Common shares issued in Unit offering net of Offering costs of $1,605,747, amount		1,563		10,892,690			10,894,253
Placement Agent consideration For Unit offering, shares		100,000
Placement Agent consideration For Unit offering, amount		10		(10)
Common shares issued on conversion of notes payable in Unit offering, shares		4,041,563
Common shares issued on conversion of notes payable in Unit offering, amount		404		4,980,359			4,980,763
Warrants issued in Unit offering				(26,282,119)		(1,365,306)	(27,647,425)
Common shares issued on conversion of related party note payable, shares		133,750
Common shares issued on conversion of related party note payable, amount		13		106,987			107,000
Share-based compensation				283,199			283,199
Cashless exercise of Placement Agent warrants, shares		331,303
Cashless exercise of Placement Agent warrants, amount		33		3,594,402			3,594,435
Shares issued under repricing agreement, shares		292,500
Shares issued under repricing agreement, amount		29		(29)
Warrants issued on deposit of Asset acquisition				162,192			162,192
Common shares issued on deposit of assets acquisition, shares		250,000
Common shares issued on deposit of assets acquisition, amount		25		499,975			500,000
Warrants issued with convertible note				811,447			811,447
Beneficial conversion feature on note payable				243,711			243,711
Settlement of derivative liability				13,323			13,323
Net loss						(10,201,446)	(10,201,446)
Ending balance, amount at Dec. 31, 2011		$ 3,197				$ (19,464,075)	$ (19,460,878)
Ending balance, shares at Dec. 31, 2011		31,970,784

[1]	Adjustment gives effect to a 30-for-1 forward stock split effective March 17, 2010 and a 1-for-20 reverse stock split effective October 27, 2011.

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	Dec. 31, 2011	Mar. 31, 2011
Statement of Stockholders' Equity [Abstract]
Net of offering costs, Private Placement	$ 255,900	$ 389,437
Net of offering costs, Unit Offering	$ 1,605,747

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Cash flows from operating activities:
Net loss	$ (917,825)	$ (10,201,446)	$ (1,219,293)	$ (6,979,498)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	1,199	36,101	13,817	22,908
Amortization of discount on convertible debt	309,375	1,993,650
Amortization of deferred financing costs	105,750	2,149,491
Allowance for bad debts				92,584
Warrants issued for services		135,207
Share-based compensation		283,199	450,264	560,880
Interest accretion in related party note payable		15,781	34,585	91,219
Shares issued for consulting services		184,000	328,500	365,500
Change in fair value of warrants		(411,421)	(2,121,288)	1,935,256
Accrued interest income - related party	(5,961)		(10,440)	(10,440)
Accrued registration penalty			75,000	156,000
Change in derivative liability		(209,351)
Loss on extinguishment of debt		2,950,513
Accrued interest-related party	2,321	(1,070)	33	33
Write-down of investments				522,100
Changes in operating assets and liabilities:
Accounts receivable	(5,830)	(1,064,334)	(61,183)	(164,587)
Deposits towards inventory purchases		(2,134,298)
Inventories, net	(46,188)	(1,484,532)	7,151	45,081
Deferred production costs			(19,413)
Prepaid expenses and other current assets	(65,170)	(348,227)	(42,733)	18,800
Accounts payable	66,441	983,836	129,122	266,392
Deferred revenue	86,450	(20,402)	13,550	(2,202)
Accrued interest - related party	2,321	(1,070)	33	33
Accrued expenses and other current liabilities	61,050	300,489	22,247	47,276
Net cash used in operating activities	(408,388)	(6,842,815)	(2,400,081)	(3,032,698)
Cash flows from investing activities:
Investments	(90,000)		(582,100)	(582,100)
Deposit on asset acquisition		(57,000)
Reverse recapitalization transaction			(320,000)	(320,000)
Advance to related party	(135,000)
Additions to property, plant and equipment	(30,884)	(92,517)	(77,907)	(85,955)
Net cash used in investing activities	(255,884)	(149,517)	(980,007)	(988,055)
Cash flows from financing activities:
Proceeds from issuance of convertible debt	687,500	2,550,000
Costs associated with convertible debt	(105,750)	(342,586)
Proceeds of notes payable	50,000	82,694	27,295	27,293
Deferred offering costs				(63,500)
Repayment of notes payable		(44,346)	(58,721)	(67,579)
Repayment of loans from related parties				(513)
Loans from related parties	107,513		(513)
Proceeds from private placement of common stock		13,670,000	3,825,000	4,475,000
Costs associated with private placement		(1,861,647)	(349,437)	(389,437)
Net cash provided by financing activities	739,263	14,054,115	3,443,624	3,981,264
Net increase in cash and cash equivalents	74,991	7,061,783	63,536	(39,489)
Cash and cash equivalents - beginning of period		35,502	74,991	74,991
Cash and cash equivalents - end of period	74,991	7,097,285	138,527	35,502
Supplemental disclosures of cash flow information
Interest paid in cash		9,507	93,884	96,841
Taxes paid in cash
Common shares issued towards settlement of notes payable		107,000	687,500	687,000
Common shares issued in payment of related party receivables			151,400	151,400
Shares issued on acquisition deposit		500,000
Warrants issued with debt			2,182,732
Cashless exercise of placement agent warrants		3,594,435
Deferred offering costs		63,500
Beneficial conversion feature on note payable		243,711		107,000
Settlement of derivative liabilities		13,323
Warrant liabilities		27,647,425	2,182,732	2,182,732
Common shares issued in conversion of notes payable		$ 4,980,763

Description of Our Business	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Description of Our Business

Note 1.       Description of Our Business

As Seen On TV, Inc., a Florida corporation (the “Company” or “ASTV”), was organized in November 2006. ASTV and its operating subsidiaries (collectively referred to as the “Company”) market and distribute products and services through direct response channels. Our operations are conducted principally through our wholly-owned subsidiary, TV Goods, Inc., a Florida corporation organized in October 2009 (“TVG”).

Our executive offices are located in Clearwater, Florida.

Due to the similar nature of the underlying business and the overlap of our operations, we view and manage these operations as one business; accordingly, we do not report as segments.

Note 1. Description of Our Business

H&H Import, Inc., a Florida Corporation (“H&H”), was organized in November 2006 with operating subsidiaries (collectively referred to as the “Company”) that market and distribute products and services through direct response channels. Our operations are conducted principally through our wholly-owned subsidiaries, TV Goods Holding Corporation, Inventors Business Center, LLC and TV Goods, Inc. Our primary channels of distribution are through television via infomercials (28.5 minute shows), short form spots (30 seconds to 5 minutes) and via shopping channels such as QVC, HSN and Shop NBC. Our business model is to initially test the potential commercial viability of a product or service with a limited media campaign to determine if a full-scale marketing campaign would be justified. If preliminary marketing results appear to justify an expanded campaign, we will develop and launch an expanded program. Secondary channels of distribution include the internet, retail, catalog, radio and print media. If a product or service can be initially marketed successfully in the US, then the campaign could be rolled out internationally through live shopping channels and through international distribution partners.

Our executive offices are located in Clearwater, Florida.

Basis of Presentation	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Basis of Presentation

Note 2.       Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for reporting of interim financial information. Pursuant to such rules and regulations, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted. Accordingly, these statements do not include all the disclosures normally required by accounting principles generally accepted in the United States for annual financial statements and should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations contained in this report. The accompanying consolidated condensed balance sheet as of March 31, 2011 has been derived from our audited financial statements. The condensed consolidated statements of operations and cash flows for the three months and nine months ended December 31, 2011 are not necessarily indicative of the results of operations or cash flows to be expected for any future period or for the year ending March 31, 2012.

The accompanying unaudited condensed consolidated financial statements have been prepared by management and should be read in conjunction to our consolidated financial statements, including the notes thereto, appearing in our Annual Report on Form 10-K for the year ended March 31, 2011. In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all adjustments necessary to present fairly the financial position and results of operations as of the dates and for the periods presented.

Effective October 27, 2011, the Company changed its name from H & H Imports, Inc. (“H&H”) to As Seen On TV, Inc.

On May 28, 2010, H&H completed an Agreement and Plan of Merger (the “Merger Agreement”) with TV Goods Holding Corporation, a Florida corporation (“TV Goods”) and the Company’s wholly owned subsidiary, TV Goods Acquisition, Inc. (“Acquisition Sub”), pursuant to which TV Goods merged with Acquisition Sub and continues its business as a wholly owned subsidiary of the Company. TVG is a wholly owned subsidiary of TV Goods (TV Goods and TVG sometimes collectively referred to in this report as “TV Goods”). Under the terms of the Merger Agreement, the TV Goods shareholders received shares of H&H common stock such that the TV Goods shareholders received approximately 98% of the total shares of H&H issued and outstanding following the merger. Due to the nominal assets and limited operations of H&H prior to the merger, the transaction was accorded reverse recapitalization accounting treatment under the provision of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 805 whereby TV Goods became the accounting acquirer (legal acquiree) and H&H was treated as the accounting acquiree (legal acquirer). The historical financial records of the Company are those of the accounting acquirer adjusted to reflect the legal capital of the accounting acquiree. In connection with the recapitalization transaction, TV Goods paid $320,000 consideration in cash to the legal acquirer. As the transaction was treated as a recapitalization, no intangibles, including goodwill, were recognized. Concurrent with the effective date of the reverse recapitalization transaction, the Company adopted the fiscal year end of the accounting acquirer, March 31.

All share and per share information contained in this report gives retroactive effect to a 30 for 1 (30:1) forward stock split of our outstanding common stock effective March 17, 2010 and reverse recapitalization transaction completed May 28, 2010 and a 1 for 20 (1:20) reverse stock split effective October 27, 2011.

All inter-company account balances and transactions have been eliminated in consolidation and certain prior period amounts have been reclassified to conform with the current period presentation.

Note 2. Basis of Presentation and Restatement

Basis of Presentation and Restatement

Effective May 28, 2010, H&H completed an Agreement and Plan of Merger (the “Merger Agreement”) with TV Goods Holding Corporation, a Florida corporation (“TV Goods”) and the Company’s wholly owned subsidiary, TV Goods Acquisition, Inc. (“Acquisition Sub”), pursuant to which TV Goods merged with Acquisition Sub and continues its business as a wholly owned subsidiary of the Company. H&H is subject to the reporting requirements of the SEC and its common stock is quoted on the Over-the-Counter Market. Under the terms of the Merger Agreement, the TV Goods shareholders received shares of H&H common stock such that the TV Goods shareholders received approximately 98% of the total shares of H&H issued and outstanding following the merger. Due to the nominal assets and limited operations of H&H prior to the merger, the transaction was accorded reverse recapitalization accounting treatment under the provision of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 805 whereby TV Goods became the accounting acquirer (legal acquiree) and H&H was treated as the accounting acquiree (legal acquirer). The historical financial records of the Company are those of the accounting acquirer adjusted to reflect the legal capital of the accounting acquiree. In connection with the recapitalization transaction, TV Goods paid $320,000 consideration in cash to the legal acquirer. As the transaction was treated as a recapitalization, no intangibles, including goodwill, were recognized. Concurrent with the effective date of the reverse recapitalization transaction, the Company adopted the fiscal year end of the accounting acquirer, March 31, 2010.

Effective October 27, 2011, the Company changed its name from H&H Imports, Inc. to As Seen On TV, Inc.

Due to the commencement of our principal operations at sufficient levels in market areas targeted by the Company, we ceased reporting as a Development Stage Enterprise, within the meaning of ASC 015, for our fiscal year ended March 31, 2011.

All share and per share information contained in this report gives retroactive effect to a 30 for 1 (30:1) stock split of our outstanding common stock effective March 17, 2010 and reverse recapitalization transaction completed May 28, 2010 and a 1-for-20 (1:20) reverse stock split effective October 27, 2011.

Restatement

As a result of the re-audit as of March 31, 2010 and for the period from inception (October 16, 2009) through March 31, 2010, the Company made certain adjustments to restate its Consolidated Balance Sheet and Consolidated Statement of Cash Flows to adjust certain Balance Sheet accounts as follows:

	As Previously Recorded	Adjustment	As Restated
Accounts Receivable	$55,830	$(50,000)	$5,830
Deferred Revenue	$136,450	$50,000	$86,450
Prepaid expenses and other current assets	$155,170	$(90,000)	$65,170
Investments	—	$90,000	$90,000

The Accounts Receivable was adjusted to reverse a transaction which did not occur prior to March 31, 2010. The reclassification from prepaid expenses to investments reflects the Company’s investment in Body Jac, LLC.

Liquidity and Going Concern	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Liquidity and Going Concern

Note 3.       Liquidity

Since inception until our third fiscal quarter ending December 31, 2011, we have had limited sales and have financed our operations primarily through the issuance of shares of our common stock and the issuance of convertible notes.

At December 31, 2011, we had a cash balance of approximately $7.1 million, a working capital deficit of approximately $20.5 million and an accumulated deficit of approximately $19,5 million. As we have experienced losses from operations since our inception in October 2009, we have relied on a series of private placements and convertible debentures to fund our operations. The Company cannot predict how long it will continue to incur further losses or whether it will ever become profitable. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty. Management believes the Company has sufficient cash resources to sustain operations through at least March 2013. The Company plans to increase revenues in order to reduce, or eliminate, its operating losses. In the event the Company incurs further losses, the Company may seek additional capital from external sources in order to enable it to continue to meet its financial obligations until it achieves profitability. There can be no assurances that the Company will be able to raise additional capital on favorable terms, or at all.

Note 3. Liquidity, Going Concern and Significant Accounting Policies

Liquidity and Going Concern

As of March 31, 2011, we had approximately $35,500 in cash and cash equivalents. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation as a going concern. We have sustained substantial losses from operations since our inception, and such losses have continued through March 31, 2011. For the fiscal year ended March 31, 2011, we incurred a loss of $6,979,498. At March 31, 2011, we had an accumulated deficit of approximately $7.9 million.

We have commenced implementing, and will continue to implement, various measures to address our financial condition, including:

·	Continuing to seek debt and equity financing and possible funding through strategic partnerships.
·	Curtailing operations where feasible to conserve cash through deferring certain of our marketing activities until our cash flow improves and we can recommence these activities with appropriate funding.
·	Investigating and pursuing transactions including mergers, and other business combinations and relationships deemed by the board of directors to present attractive opportunities to enhance stockholder value.

These factors, among others, raise substantial doubt about our ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of these uncertainties.

There can be no assurance that we will be able to raise additional funding as may be needed to continue our operations at currently planned levels. If these efforts prove unsuccessful, we could be required to significantly curtail our operations.

Significant Accounting Policies

Principal of Consolidation

The consolidated financial statements include the accounts of the Company and its consolidated subsidiaries as described in Note 1. All inter-company balances and transactions have been eliminated in consolidation.

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reported periods.

Significant estimates for the periods reported include the allowance for doubtful accounts which is based on an evaluation of our outstanding accounts receivable including the age of amounts due, the financial condition of our specific customers, knowledge of our industry segment and historical bad debt experience. This evaluation methodology has proved to provide a reasonable estimate of bad debt expense in the past and we intend to continue to employ this approach in our analysis of collectability.

In addition we estimate and provide an allowance for sales returns where applicable. Our estimates are based on historical experience and knowledge of the products sold. The allowance for estimated sales returns totaled $4,757 and $0 at March 31, 2011 and 2010, respectively.

We also rely on assumptions such as volatility, forfeiture rate, and expected dividend yield when deriving the fair value of share-based compensation and warrants. Assumptions and estimates employed in these areas are material to our reported financial conditions and results of operations. Actual results could differ from these estimates.

In the direct response industry, purchased items are generally returnable for a certain period after purchase. We attempt to estimate returns on recorded sales based on prior experience with a product or outlet.

Cash and Cash Equivalents

Cash and cash equivalents are recorded in the balance sheets at cost, which approximates fair value. All highly liquid investments purchased with an original maturity of three months or less are considered to be cash equivalents.

Revenue Recognition

We recognize revenue from product sales in accordance with FASB ASC 605 — Revenue Recognition. Following agreements or orders from customers, we ship product to our customers often through a third party facilitator. Revenue from product sales is only recognized when substantially all the risks and rewards of ownership have transferred to our customers, the selling price is fixed and collection is reasonably assured. Typically, these criteria are met when our customers order is received by them and we receive acknowledgment of receipt by a third party shipper or cash is received by our third party facilitator.

We also offer our customers services consisting of planning, shooting and editing infomercials to aid in the Direct Response marketing of their product or service. In these instances, revenue is recognized when the contracted services have been provided and accepted by the customer. Deposits, if any, on these services are recorded as deferred revenue until earned. Production costs associated with a given project are deferred until the related revenues are earned and recognized. As of March 31, 2011 and 2010, we had recognized deferred revenue of $88,652 and $136,450, respectively.

Investments

We carry our investments at our direct cash cost. The amounts paid were determined by contract provision on the contract commitment date. Due to our limited percentage ownership of 10% and lack of significant influence, the investments made by the Company during the current fiscal year are not accounted for under the consolidation or equity methods of accounting. These investments are accounted for under the cost method as provided under ASC 325-Investments-Other. Under this method, the Company’s share of the earnings or losses of each investee company are not included in our Statement of Operations. However, impairment charges, if any, are recognized in the Consolidated Statement of Operations. If circumstances suggest that the value of the investee company has subsequently recovered, such recovery is not recorded.

In fiscal 2010, the Company invested $90,000 for a 25% equity position in an entity specifically established to manufacture, market and distribute an exercise equipment invention called the Body Jac. The investment was accounted for under the equity method, whose results from operations were not material. An infomercial was produced and tested and the response rate was considered unsuccessful and in fiscal 2011, the project was dropped with our entire investment written-off.

In October 2010, the Company entered into a three party agreement which provided the Company would invest up to $500,000, to include $250,000 in tooling, in Sleek Audio, LLC. Sleek Audio had developed a proprietary ear phone product which the Company intended to market. During the fourth fiscal quarter, the contract was terminated by one of the three participants with small likelihood of the Company recovering its investment. Accordingly, the investment was fully written-off during the fourth fiscal quarter 2011.

During fiscal 2011, the Company invested $150,000 in the Military Shopping Channel, LLC. The agreement, as amended, provided for the Company to hold a 10% interest in a web-based distribution outlet targeting active military personnel, their dependants and retired military personnel. We expect operations to commence in our third fiscal quarter.

Receivables

Accounts receivable consists of amounts due from the sale of our infomercial development services to our customers. It is common in our industry that deposits or advances be made prior to incurring costs associated with infomercial development projects. These advances are recorded in deferred revenue until earned. Accounts receivables totaled $82,238 and $55,830 at March 31, 2011 and 2010, respectively. For the fiscal years ended March 31, 2011 and 2010, bad debt expense was $92,584 and $0, respectively. Our allowance for doubtful accounts at March 31, 2011 totaled $25,000. At March 31, 2010, no allowance for doubtful accounts was recognized.

Inventories

As our business model is to drop ship firm orders directly to our customers through the use of a third party facilitator, accordingly, we maintain a minimal amount of inventory on hand. We do however purchase, in certain instances, products which are shipped to and held by the facilitator until sales orders are received. As orders are placed and paid for through the facilitator, the Company is notified of the sale and the appropriate amount of inventory is charged to cost of sales. As we do not internally manufacture any of our products, we do not maintain raw materials or work-in-process inventories.

Inventories are stated at the lower of cost or market. Cost is determined using a first-in, first-out, or FIFO, method. We review our inventory for excess or obsolete inventory and write-down obsolete or otherwise unmarketable inventory to its estimated net realizable value. Inventories totaled $1,107 and $46,188 at March 31, 2011 and 2010, respectively.

Property, Plant and Equipment, net

We record property, plant and equipment and leasehold improvements at historical cost. Expenditures for maintenance and repairs are recorded to expense; additions and improvements are capitalized. We provide for depreciation using the straight-line method at rates that approximate the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful life of the improvement or the remaining term of the lease.

Property, plant and equipment, net consists of the following:

		March 31,
Property, plant and equipment	Estimated Useful Lives	2011	2010
Computers and software	3 Years	$52,432	$7,413
Office equipment and furniture	5-7 Years	19,681	8,942
Leasehold improvements	1-3 Years	44,726	14,529
		116,839	30,884
Less: accumulated deprecation		(24,107)	(1,199)
		$92,732	$29,685

Depreciation expense totaled $22,908 and $1,199 for the years ended March 31, 2011 and 2010, respectively.

Earnings (Loss) Per Share

The Company adopted FASB ASC 260-Earnings Per Share. Basic earnings per share is based on the weighted effect of all common shares issued and outstanding and is calculated by dividing net income (loss) available to common stockholders by the weighted average shares outstanding during the period. Diluted earnings per share is calculated by dividing net income available to common stockholders by the weighted average number of common shares used in the basic earnings per share calculation plus the number of common shares, if any, that would be issued assuming conversion of all potentially dilutive securities outstanding. For the years ended March 31, 2011 and 2010, no potentially issuable shares were reflected in a diluted calculation as the inclusion of potentially issuable shares would be anti-dilutive.

Shares potentially issuable were as follows:

	March 31,
	2011	2010
Stock options	800,000	—
Warrants	6,712,500	—
Convertible Notes	—	515,367
Convertible Promissory note - officer	71,333	—
	7,583,833	515,367

In addition, the Company had issued a placement agent and its assignees placement agent warrants to acquire up to 10% of the 1,300,000 Units sold under the 2010 Private Placement. Each placement agent warrant was exercisable at $2.00 and includes one (1) share (pre 1:20 reverse split) of common stock; one (1) Series A Warrant exercisable at $3.00 per share; one (1) Series B Warrant exercisable at $5.00 per share; and one (1) Series C Warrant exercisable at $10.00 per share. The placement agent warrants were exercisable for a period of three (3) years from the date of issuance and included a cashless exercise and anti-dilution provision. The underlying Series A, Series B and Series C warrants were substantially the same as the warrants issued under the 2010 Private Placement, but contained a cashless exercise provision and anti-dilution provision. The placement agent warrants were exercised on a cashless basis in June 2011, resulting in the issuance of 331,303 common shares.

All share and per share information contained in this report gives retroactive effect to a 30 for 1 (30:1) stock split of our outstanding common stock effective March 17, 2010 and reverse recapitalization transaction completed May 28, 2010 and a 1-for-20 (1:20) reverse stock split effective October 27, 2011.

Share-Based Payments

In May 2010, the Company adopted its 2010 Executive Equity Incentive Plan and 2010 Non Executive Equity Incentive Plan. In May 2010, the Board of Directors of TV Goods granted 600,000 options under the Executive Equity Incentive Plan and in May 2010 and July 2010, 500,000 options under the Non Executive Equity Incentive Plan. These options were exchanged for Company options with identical terms under the Merger Agreement. The weighted-average grant-date fair value of these awards was $880,000. On February 18, 2011, the Board of Directors increased the number of options available under both the 2010 Executive Equity Incentive Plan and the 2010 Non Executive Incentive Plan by 300,000 options and 300,000 options, respectively.

We recognize share-based compensation expense on stock option awards. Compensation expense is recognized on that portion of option awards that are expected to ultimately vest over the vesting period from the date of grant. All options granted vest over their requisite service periods as follows: 6 months (50% vesting); 12 months (25% vesting) and 18 months (25% vesting). We granted no stock options or other equity awards which vest based on performance or market criteria. We had applied an estimated forfeiture rate of 10% to all share-based awards as of our second fiscal quarter, 2011, which represents that portion we expected would be forfeited over the vesting period. We reevaluate this analysis periodically and adjust our estimated forfeiture rate as necessary. During the third fiscal quarter of 2011, we adjusted our forfeiture rate to reflect the forfeiture of 400,000 Non Executive Equity Plan options granted resulting from employee terminations.

We utilized the Black-Scholes option pricing model to estimate the fair value of our stock options. Calculating share-based compensation expense requires the input of highly subjective judgment and assumptions, including estimates of expected life of the award, stock price volatility, forfeiture rates and risk-free interest rates. The assumptions used in calculating the fair value of share-based awards represent our best estimates, but these estimates involve inherent uncertainties and the application of management judgment. Given the early stage of the Company’s development, we did not have historical information to aid in establishing estimates such as post-vesting employment termination and volatility. We estimated the expected term as the contractual term and volatility was based on the volatility of similar entities as provided in ASC 718-10-55-25. Expected dividends during the contractual term were estimated at $0 and the risk free interest rate was based on the implied yields for U.S. Treasury zero-coupon rates for the contractual term. As a result, if factors change and we use different assumptions, our share-based compensation expense could be materially different in the future.

Impairment of Long-Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable from future undiscounted cash flows. Impairment losses are recorded for the excess, if any, of the carrying value over the fair value of the long-lived assets. No indicators of impairment existed at March 31, 2011.

Income Taxes

We account for income taxes in accordance with FASB ASC 740 — Income Taxes. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, we consider tax regulations of the jurisdictions in which we operate, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the “more likely than not” criteria of FASB ASC 740 — Income Taxes.

FASB ASC 740 also requires that we recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

The fiscal years March 31, 2011 and 2010 are considered open tax years in U.S. federal and state tax jurisdictions. We currently do not have any audit investigations in any jurisdiction.

Concentration of Credit Risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash, cash equivalents and trade accounts receivable. Cash and cash equivalents are held with financial institutions in the United States and from time to time we may have balances that exceed the amount of insurance provided by the Federal Deposit Insurance Corporation on such deposits. Concentration of credit risk with respect to our trade accounts receivable to our customers is limited to $82,238 at March 31, 2011. Credit is extended to our customers, based on an evaluation of a customer’s financial condition and collateral is not required. To date, we have not experienced any material credit losses.

Marketing and Advertising Costs

Marketing, advertising and promotional costs are expensed when incurred and totaled $114,786 and $22,030 for years ended March 31, 2011 and 2010, respectively.

Fair Value Measurements

FASB ASC 820 — Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 requires disclosures about the fair value of all financial instruments, whether or not recognized, for financial statement purposes. Disclosures about the fair value of financial instruments are based on pertinent information available to us March 31, 2011 and 2010, respectively. Accordingly, the estimates presented in these financial statements are not necessarily indicative of the amounts that could be realized on disposition of the financial instruments.

FASB ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 includes financial instruments that are valued using models or other valuation methodologies. These models consider various assumptions, including volatility factors, current market prices and contractual prices for the underlying financial instruments. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3 — Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

The carrying amounts reported in the consolidated balance sheet for cash and cash equivalents, accounts receivable, accounts payable, notes payable and accrued expenses approximate their fair value based on the short-term maturity of these instruments. Determination of fair value of related party payables is not practicable due to their related party nature.

The Company recognizes all derivative financial instruments as assets or liabilities in the financial statements and measures them at fair value with changes in fair value reflected as current period income or loss unless the derivatives qualify as hedges. As a result, certain warrants issued to a placement agent in connection with an offering completed during the year are accounted for as derivatives. See Note 7, Warrant Liability, for additional discussion.

New Accounting Standards

There were various accounting standards and interpretations issued recently, none of which had or are expected to have a material impact on our consolidated financial position, results of operations or cash flows.

In January 2010, the FASB issued ASU No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. This update requires new disclosures for fair value measurements and provides clarification for existing disclosures requirements. Certain of the disclosure requirements became effective for us on April 1, 2011. As ASU No. 2010-6 only requires enhanced disclosures, the adoption of ASU No. 2010-6 did not have a material effect on our consolidated financial position, results of operations or cash flows and did not materially expand our financial statement footnote disclosures.

Significant Accounting Policies	9 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Significant Accounting Policies

Note 4.       Summary of Significant Accounting Policies

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reported periods. Our management believes the estimates utilized in preparing our condensed consolidated financial statements are reasonable. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents are recorded in the balance sheets at cost, which approximates fair value. All highly liquid investments purchased with an original maturity of three months or less are considered to be cash equivalents.

Revenue Recognition

We recognize revenue from product sales in accordance with FASB ASC 605 — Revenue Recognition. Following agreements or orders from customers, we ship product to our customers often through a third party facilitator. Revenue from product sales is only recognized when substantially all the risks and rewards of ownership have transferred to our customers, the selling price is fixed and collection is reasonably assured. Typically, these criteria are met when our customer’s order is received and we receive acknowledgment of receipt by a third party shipper or cash is received by our third party facilitator.

We also have offered our customers on a limited basis, services consisting of planning, shooting and editing infomercials to aid in the Direct Response marketing of their product or service. In these instances, revenue is recognized when the contracted services have been provided and accepted by the customer. Deposits, if any, on these services are recorded as deferred revenue until earned. Production costs associated with a given project are deferred until the related revenues are earned and recognized. As of December 31, 2011 and March 31, 2011 we had recognized deferred revenue of $68,250 and $88,652, respectively.

The Company has a return policy whereby the customer can return any product within 60 days of receipt for a full refund excluding shipping and handling. However, historically the Company has accepted returns past 60 days of receipt. The Company provides an allowance for returns based upon past experience and industry knowledge. All significant returns for the periods presented have been offset against gross sales. The Company also provides a reserve for warranty which is not deemed to be significant as of December 31, 2011.

Investments

We carry our investments at December 31, 2011 and March 31, 2011, at our direct cash cost. The amounts paid were determined by contract provision on the contract commitment date. Due to our percentage ownership of 10% and lack of significant influence, the investments made by the Company are not accounted for under the consolidation or equity methods of accounting. These investments are accounted for under the cost method as provided under ASC 325-Investments-Other. Under this method, the Company’s share of the earnings or losses of each investee company are not included in our Condensed Consolidated Statement of Operations. However, impairment charges, if any, are recognized in the Condensed Consolidated Statement of Operations. If circumstances suggest that the value of the investee company has subsequently recovered, such recovery is not recorded.

Receivables

Accounts receivable consists of amounts due from the sale of our direct response and home shopping related products. Accounts receivables totaled $1,146,572 and $82,238 at December 31, 2011, and March 31, 2011, respectively. Our allowance for doubtful accounts at December 31, 2011, and March 31, 2011, totaled $113,381 and $25,000, respectively. The allowances are estimated based on historical customer experience and industry knowledge.

Inventories and Advances on Inventory Purchases

Inventories are stated at the lower of cost or market. Cost is determined using a first-in, first-out, or FIFO, method. We review our inventory for excess or obsolete inventory and write-down obsolete or otherwise unmarketable inventory to its estimated net realizable value. Inventories totaled $1,485,639 and $1,107 at December 31, 2011 and March 31, 2011, respectively. As we do not internally manufacture any of our products, we do not maintain raw materials or work-in-process inventories. In addition, the Company had made advanced deposits against inventory orders placed totaling $2,134,298 and $0 at December 31, 2011 and March 31, 2011, respectively.

At December 31, 2011, the Company had a balance of $2,134,298 in deposits on inventory purchases. This balance represents payments made to our product suppliers in advance of delivery to the Company. It is common industry practice to require a substantial deposit against products ordered before commencement of manufacturing, particularly with off-shore suppliers. Additional advance payments may also be required upon achievement of certain agreed upon manufacturing or shipment benchmarks. Upon delivery and receipt by the Company of the items ordered, and the Company taking title to the goods, the balances are transferred to inventory.

Property, Plant and Equipment, net

We record property, plant and equipment and leasehold improvements at historical cost. Expenditures for maintenance and repairs are recorded to expense; additions and improvements are capitalized. We provide for depreciation using the straight-line method at rates that approximate the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful life of the improvement or the remaining term of the lease.

Depreciation expense totaled $14,779 and $36,101 for the three month and nine month periods ending December 31, 2011, respectively and $7,472 and $13,817 for the three month and nine month periods ending December 31, 2010, respectively.

Earnings (Loss) Per Share

The Company adopted FASB ASC 260-Earnings Per Share. Basic earnings per share is based on the weighted effect of all common shares issued and outstanding and is calculated by dividing net income (loss) available to common stockholders by the weighted average shares outstanding during the period. Diluted earnings per share is calculated by dividing net income available to common stockholders by the weighted average number of common shares used in the basic earnings per share calculation plus the number of common shares, if any, that would be issued assuming conversion of all potentially dilutive securities outstanding.

The following is a reconciliation of the number of shares used in the calculation of basic earnings per share and diluted earnings per share for the three and nine months ended December 31, 2011 and 2010, respectively. All potentially dilutive common shares were anti-dilutive for the nine months ended December 31, 2011, and for the three and nine month periods ending December 31, 2010.

	Three Months Ended December 31,		Nine Months Ended December 31,
	2011	2010	2011	2010

Net Income (loss)	$2,245,024	$(979,472)	$(10,201,446)	$(1,219,293)

Weighted-average number of common shares outstanding	26,179,515	10,187,700	16,358,756	9,679,038

Incremented shares from the assumed exercise of dilutive securities:
Stock options	—	—	—	—
Convertible Note	—	—	—	—
Dilutive warrants	2,528,450	—	—	—
	28,707,965	10,187,700	16,358,756	9,679,038
Net earnings (loss) per share:
Basic	$0.09	$(0.10)	$(0.62)	$(0.13)
Diluted	$0.08	$(0.10)	$(0.62)	$(0.13)

The following securities were not included in the computation of diluted net earnings per share as their effect would be anti-dilutive:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2011	2010	2011	2010

Stock options	1,300,000	800,000	1,300,000	800,000
Warrants	29,341,814	5,737,500	40,859,253	5,737,500
Convertible Notes		—	—	—
Related Party Convertible Note		71,333	—	71,333
	30,641,814	6,608,833	42,159,253	6,608,833

Share-Based Payments

In May 2010, the Company adopted its 2010 Executive Equity Incentive Plan and 2010 Non Executive Equity Incentive Plan. In May 2010, the Board of Directors granted 600,000 options under the Executive Equity Incentive Plan and in May 2010 and July 2010, 500,000 options under the Non Executive Equity Incentive Plan. These options were exchanged for Company options with identical terms under the Merger Agreement. The weighted-average grant-date fair value of these awards was $880,000. On February 18, 2011, the Board of Directors increased the number of options available under both the 2010 Executive Equity Incentive Plan and the 2010 Non Executive Incentive Plan by 300,000 options and 300,000 options, respectively.

We recognize share-based compensation expense on stock option awards. Compensation expense is recognized on that portion of option awards that are expected to ultimately vest over the vesting period from the date of grant. All options granted vest over their requisite service periods as follows: 6 months (50% vesting); 12 months (25% vesting) and 18 months (25% vesting). We granted no stock options or other equity awards which vest based on performance or market criteria. We had applied an estimated forfeiture rate of 10% to all share-based awards as of our second fiscal quarter, 2011, which represents that portion we expected would be forfeited over the vesting period. We reevaluate this analysis periodically and adjust our estimated forfeiture rate as necessary. During the third fiscal quarter of 2011, we adjusted our forfeiture rate to reflect the forfeiture of 400,000 Non Executive Equity Plan options granted resulting from employee terminations.

In September 2011, October 2011 and December 2011, the Board of Directors granted an additional 200,000 options to an officer and two directors under the Executive Equity Incentive Plan and 300,000 options under the Non Executive Plan to nine employees and one consultant. The weighted-average grant date fair value of these awards was $458,000

We utilized the Black-Scholes option pricing model to estimate the fair value of our stock options. Calculating share-based compensation expense requires the input of highly subjective judgment and assumptions, including estimates of expected life of the award, stock price volatility, forfeiture rates and risk-free interest rates. The assumptions used in calculating the fair value of share-based awards represent our best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and we use different assumptions, our share-based compensation expense could be materially different in the future.

Impairment of Long-Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable from future undiscounted cash flows. Impairment losses are recorded for the excess, if any, of the carrying value over the fair value of the long-lived assets. No indicators of impairment existed at December 31, 2011.

Income Taxes

We account for income taxes in accordance with FASB ASC 740 — Income Taxes. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, we consider tax regulations of the jurisdictions in which we operate, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the “more likely than not” criteria of FASB ASC 740 — Income Taxes.

FASB ASC 740 also requires that we recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

The fiscal years March 31, 2011 and 2010 are considered open tax years in U.S. Federal and State jurisdictions. We currently do not have any audit investigations in any jurisdictions.

Concentration of Credit Risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash, cash equivalents and trade accounts receivable. Cash and cash equivalents are held with financial institutions in the United States and from time to time we may have balances that exceed the amount of insurance provided by the Federal Deposit Insurance Corporation on such deposits. Concentration of credit risk with respect to our trade accounts receivable to our customers is limited to $1,146,572 at December 31, 2011. Credit is extended to our customers, based on an evaluation of a customer’s financial condition and collateral is not required. To date, we have not experienced any material credit losses.

Fair Value Measurements

FASB ASC 820 — Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 requires disclosures about the fair value of all financial instruments, whether or not recognized, for financial statement purposes. Disclosures about the fair value of financial instruments are based on pertinent information available to us on December 31, 2011, and March 31, 2011, respectively. Accordingly, the estimates presented in these financial statements are not necessarily indicative of the amounts that could be realized on disposition of the financial instruments.

FASB ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 includes financial instruments that are valued using models or other valuation methodologies. These models consider various assumptions, including volatility factors, current market prices and contractual prices for the underlying financial instruments. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3 — Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

The carrying amounts reported in the consolidated balance sheet for cash and cash equivalents, accounts receivable, accounts payable, notes payable and accrued expenses approximate their fair value based on the short-term maturity of these instruments. Determination of fair value of related party payables is not practicable due to their related party nature.

The Company recognizes all derivative financial instruments as assets or liabilities in the financial statements and measures them at fair value with changes in fair value reflected as current period income or loss unless the derivatives qualify as hedges. As a result, certain warrants issued in connection with various offerings were accounted for as derivatives. Additionally, the Company determined that the conversion feature on the convertible debentures issued in August 2011 and May 2011 qualifies for derivative accounting. See Note 8, Warrant Liabilities and Note 10, Notes Payable, for additional discussion.

Debt Issuance Costs

The Company capitalizes debt issuance costs and amortizes these costs to interest expense over the term of the related debt.

New Accounting Standards

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 clarifies some existing concepts, eliminates wording differences between U.S. GAAP and International Financial Reporting Standards (“IFRS”), and in some limited cases, changes some principles to achieve convergence between U.S. GAAP and IFRS. ASU No. 2011-04 results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. The provisions of ASU No. 2011-04 will become effective for us on April 1, 2012 and are to be applied prospectively. We do not expect the adoption of the provisions of ASU No. 2011-04 to have a material effect on our consolidated financial position, results of operations or cash flows and we do not expect to materially modify or expand our financial statement footnote disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU No. 2011-05 requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU No. 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of stockholders’ equity. The presentation requirements will become effective for us on April 1, 2012. As ASU No. 2011-05 applies to financial statement presentation matters, the adoption of ASU No. 2011-05 will not affect our consolidated financial position, results of operations or cash flows and we believe our current presentation of comprehensive income complies with the new presentation requirements.

Prepaid expenses and other current assets	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Prepaid expenses and other current assets

Note 5.       Prepaid expenses and other current assets

Components of prepaid expenses and other current assets consist of the following:

	December 31, 2011	March 31, 2011

Prepaid shipping and freight	$89,619	$—
Prepaid license fees	53,129	—
Prepaid media expense	40,000	—
Prepaid expenses - other	199,429	28,065
Deposits	12,420	12,420
Project deposits	—	5,885
	$394,597	$46,370

Note 4. Prepaid expenses and other current assets

Components of prepaid expenses and other current assets consist of the following:

	March 31,
	2011	2010

Prepaid expenses	$28,065	$2,750
Deposits	12,420	12,420
Project deposits	5,885	—
Deposit- recapitalization transaction	—	50,000
	$46,370	$65,170

Accrued expenses and other current liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Accrued expenses and other current liabilities

Note 6.       Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31, 2011	March 31, 2011

Accrued compensation	$103,592	$—
Accrued warranty	90,000	—
Accrued professional fees	108,850	45,200
Accrued rents		53,613
Accrued other	6,992	9,513
	$309,434	$108,326

Note 5. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31,
	2011	2010

Accrued professional fees	$45,200	$28,300
Accrued interest	—	21,819
Accrued rents	53,613	—
Accrued other	9,513	10,931
	$108,326	$61,050

Private Placements	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Private Placements

Note 7. Private Placements

On June 15, 2011 the Company and approximately twenty accredited investors entered into a securities purchase agreement and completed a closing of a private offering of 292,500 shares of the Company’s common stock and three series of warrants to purchase up to 585,000 shares of common stock, in the aggregate, for aggregate gross proceeds of $1,170,000. The Company sold the shares at an initial purchase price of $4.00 per share, which may be adjusted downward, but not to less than $2.00 per share, under certain circumstances. In addition to the shares, the Company issued: (i) Series A Common Stock purchase warrants to purchase up to 292,500 shares of common stock at an exercise price of $3.00 per share; (ii) Series B Common Stock purchase warrants to purchase up to 146,250 shares of common stock at an exercise price of $5.00 per share and (iii) Series C Common Stock purchase warrants to purchase up to 146,250 shares of common stock at an exercise price of $10.00 per share.

In August 2011, a majority of the investors in the June 15, 2011 private offering, entered into a Notice, Consent, Amendment and Waiver Agreement (“Amendment Agreement”) with the Company in connection with the Bridge Debenture (defined below) offering. Under the terms of the Amendment Agreement, all the investors (i) waived any right to participate in the Bridge Debenture offering or related offerings, (ii) waived a provision prohibiting certain subsequent equity sales and (iii) amendment to per share price protection. In exchange, the Company lowered the sale price of the June 15, 2011 private offering from $4.00 per share to $2.00 per share and according issued an additional 292,500 common shares under that agreement to the investors.

The Company engaged a registered broker dealer in connection with the offering and the broker dealer received a selling commission in cash of 10 percent of the aggregate funds raised, with an additional two percent in non-accountable cash expense allowance. In addition, the Company issued to the broker dealer common stock purchase warrants equal to 10 percent of (i) the number of shares and (ii) the number of shares of common stock issuable upon exercise of the warrants, with an exercise price of $3.00 per share.

On August 29, 2011, the Company raised aggregate gross proceeds of $1,800,000 under a private placement of 12% Senior Convertible Debentures (the “Bridge Debentures”) with six accredited investors. Investors purchased Debentures, in the aggregate principal amount of $1,800,000. The Bridge Debentures carried an interest at a rate of 12% per annum and were payable quarterly. Principal and accrued interest on the Bridge Debentures would automatically convert into equity securities identical to those sold to investors in the Company’s next offering of at least $4 million of gross proceeds of equity or equity linked securities (excluding the principal amount under the Bridge Debentures) that is consummated during the term of the Bridge Debentures (a “Qualified Financing”) at a conversion price equal to 80% of the price paid by investors in the Qualified Financing (the “Conversion Price”). Furthermore, the Bridge Debentures could have been converted at anytime at the option of the each Investor into shares of the Company's common stock, $0.0001 par value per share at an initial conversion price of $2.00 per share, subject to adjustment. The Debenture was due and payable on March 1, 2012 (the “Maturity Date”). In the event a Qualified Financing was not consummated on or before the Maturity Date, the entire principal amount of the Bridge Debenture, along with all accrued interest thereon, would, at the option of the holder, be convertible into the Company’s common stock at a conversion price equal to $2.00 per share. The Company determined that the conversion option in the debentures was beneficial at issuance. As such, the Company recorded a discount from the beneficial conversion option of approximately $244,000 which was accreted to interest expense throughout the term of the Bridge Debentures.

Each investor also received a Bridge Warrant exercisable for a period of three years from the Closing Date to purchase a number of shares of the Company’s common stock equal to the quotient obtained by dividing the principal amount of the Debenture by the Conversion Price at an exercise price equal to $2.00, subject to adjustment. If a Qualified Financing did not occur on or before the Maturity Date, then each Warrant would have been exercisable for that number of shares of common stock equal to the principal amount of the Debenture purchased divided by $0.90. Under the terms of the Bridge Warrant, the investor received cashless exercise rights in the event the underlying shares of common stock are not registered at the time of exercise. The Bridge Debentures and Bridge Warrants also provided for full-ratchet anti-dilution protection in the event that any shares of common stock, or securities convertible into common stock, are issued at less than the Exercise Price of the Warrants, except in connection with the following issuances of the Company's common stock, or securities convertible into common stock: (i) shares issuable under currently outstanding securities, including those authorized under stock plans, (ii) securities issuable upon the exchange or exercise of the Bridge Debenture or Bridge Warrants, (iii) securities issued pursuant to acquisitions or strategic transactions, or (iv) securities issued to the Placement Agent. See Note 8 for additional information about the Bridge Warrants.

On October 28, 2011 (the “Closing Date”) the Company, entered into and consummated a Securities Purchase Agreement with certain accredited investors for the private sale (the “Offering”) of 243.1 units (“Unit”) at $50,000 per Unit. Each Unit consisting of (i) 62,500 shares of common stock, and (ii) warrants to purchase 62,500 shares of common stock at an initial exercise price of $1.00 per share (the “Warrants”). Accordingly, for each $0.80 invested, investors received one share of common stock and one Warrant. The Company received gross proceeds of $12,155,000 (net proceeds of approximately $10,610,653 after commissions and offering related expenses) and issued an aggregate of 15,194,695 shares of common stock and 15,193,750 Warrants to the investors pursuant to the Securities Purchase Agreement.

On November 18, 2011, the Company sold an additional 6.9 Units under the Securities Purchase Agreement, receiving an additional $345,000 in gross proceeds (net proceeds of $283,600 after commissions and offering related expenses), issuing an additional aggregate of 431,250 shares of Common Stock and 431,250 Warrants to investors.

The October 28, 2011 and November 18, 2011 closings brought the total raised under the Securities Purchase Agreement to $12,500,000.

The Warrants are exercisable at any time within five years from the Closing Date at an exercise price of $1.00 per share with cashless exercise in the event a registration statement covering the resale of the shares underlying the Warrants is not in effect within six months of the completion of the Offering. The Warrants also provide for full-ratchet anti-dilution protection in the event that any shares of common stock, or securities convertible into common stock, are issued at less than the exercise price of the Warrants during any period in which the Warrants are outstanding, subject to certain exceptions as set forth in the Warrants.

If during a period of two years from the completion of the Offering, the Company issues additional shares of common stock or other equity or equity-linked securities at a purchase, exercise or conversion price less than $0.80 (subject to certain exceptions and such price is subject to adjustment for splits, recapitalizations, reorganizations), then the Company shall issue additional shares of common stock to the investors so that the effective purchase price per share paid for the common stock included in the Units shall be the same per share purchase, exercise or conversion price of the additional shares.

The Company has provided the investors with “piggyback” registration rights with respect to the resale of the common stock and the shares of common stock issuable upon exercise of the Warrants.

The Company engaged a registered broker dealer to serve as placement agent (the “Placement Agent”) who received (a) selling commissions aggregating 10% of the gross proceeds of the Offering, (b) a non-accountable expense allowance of 2% of the gross proceeds of the Offering to defray offering expenses, (c) five-year warrants to purchase such number of shares of common stock as is equal to 10% of the shares of common stock (i) included as part of the Units sold in this Offering at an exercise price equal to $0.80 per share, and (ii) issuable upon exercise of the Warrants sold in this Offering at an exercise price equal to $1.00 per share, and (d) 100,000 restricted shares of common stock.

The closing of the Offering triggered the automatic conversion of all principal and accrued interest on the Bridge Debentures into Units in the Offering at a conversion price equal to 80% of the price paid by investors in the Offering, or $0.64 per share of common stock and Warrant (the “Debenture Conversion Price”). The holders of the Bridge Debentures received an aggregate of 2,869,688 shares of common stock and Warrants to purchase 2,869,688 shares of common stock. Each investor in the Bridge Offering also received a Bridge Warrant exercisable for a period of three years from the closing date of the Bridge Offering to purchase a number of shares of the Company’s common stock equal to the quotient obtained by dividing the principal amount of the Bridge Debenture by the Debenture Conversion Price of $0.64 per share. Accordingly, at the closing of the Offering and based on the full ratchet anti-dilution provisions of the Bridge Warrants, investors in the Bridge Offering received Bridge Warrants to purchase an aggregate of 8,789,063 shares of common stock. The Bridge Warrants continue to provide for full-ratchet anti-dilution protection if the Company issues at any time prior to August 30, 2012, any shares of common stock, or securities convertible into common stock, at a price less than the Bridge Warrant Exercise Price, subject to certain exceptions.

Further, in connection with the Offering, Octagon, the holder of the Company’s debenture in the principal amount of $750,000 issued on April 8, 2011, agreed to amend the Debenture to provide for automatic conversion into the Units in the Offering at the Debenture Conversion Price. Accordingly, the holder of the Debenture received 1,171,875 shares of common stock and warrants to purchase 1,171,875 shares of common stock exercisable at $1.00 per share.

The Placement Agent also served as exclusive placement agent for the Bridge Offering. Accordingly, pursuant to the terms of the Bridge Offering, at the Closing of the Offering the Placement Agent and its assignees received warrants with full ratchet and anti dilution protection to purchase an aggregate of 1,164,375 shares of common stock exercisable at $0.64 per share, each warrant exercisable on or before August 29, 2014.

In connection with the Offering, Steve Rogai, the Company’s President and Chief Executive Officer, agreed to convert a 12% convertible promissory note payable to him by the Company in the principal amount of $107,000 (the “Rogai Note”), together with accrued interest thereon, into Units in this Offering at a conversion price of $0.80 per Share and Warrant. As such, Mr. Rogai was issued 133,750 shares of common stock and 133,750 Warrants in satisfaction of the Rogai Note. Also, the Company’s executive officers each executed a lock up agreement (the “Lock Up Agreement”) which provides that each officer shall not sell, assign, transfer or otherwise dispose of their shares of common stock or other securities of the Company for a period ending 270 days after the completion of the Offering. Following this initial lock-up period, each officer has agreed to an additional six-month lock-up period for their shares during which they each may not sell more than 5,000 shares of common stock per month.

From April 2010 through July 2010, we sold Units containing common stock and warrants raising gross proceeds of $2,600,000 (net proceeds of $2,267,813 after offering related costs of $332,187), to 64 accredited investors (the “2010 Private Placement). We secured $2,495,000 prior to June 30, 2010 and $105,000 in July 2010. The selling price was $2.00 per Unit; each Unit consists of: (1) one share (pre 1:20 reverse split) of common stock, par value $0.0001 per share; (2) one Series A Warrant to purchase one share of common stock exercisable at $3.00 per share; (3) one Series B Warrant to purchase one share of common stock exercisable at $5.00 per share; and (4) one Series C Warrant to purchase one share of common stock exercisable at $10.00 per share. In connection with the 2010 Private Placement we issued 1,300,000 shares of common stock and warrants exercisable to purchase 3,900,000 shares of common stock. The warrants expire three years from the date of issuance and are redeemable by the Company at $0.20 per share, subject to certain conditions. Other than the exercise price and call provisions of each series of warrant, all other terms and conditions of the warrants are the same.

Under the terms of the 2010 Private Placement the Company provided that it would use its best reasonable effort to cause a registration statement to become effective within 180 days of the termination date of the offering. We have failed to comply with the registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. The maximum amount of penalty to which the Company may be subject is $156,000 which has been recognized in full in fiscal 2011.

In connection with the 2010 Private Placement, we paid certain fees and commissions to Forge Financial Group, Inc., a broker-dealer and a member of FINRA, as placement agent, of approximately $280,000. In addition, the Company granted Forge Financial Group, Inc. and its assignees a placement agent warrant to purchase up to a maximum amount of $260,000 worth of Units, (the “Placement Agent Option”). The underlying Series A, Series B and Series C warrants are substantially the same as the warrants issued under the 2010 Private Placement, but contain cashless exercise and anti-dilution provisions. See Note 8. Warrant Liability.

Warrants issued to Forge Financial Group, Inc as placement agent to our April 2010 through July 2010 Unit offering contained an exercise price reset provision (or “down-round” provision). The Company accounted for these warrants as a liability equal to their fair value on each reporting date.

Note 6. Private Placements

From April 2010 through July 2010, we sold Units containing common stock and warrants raising gross proceeds of $2,600,000 (net proceeds of $2,267,813 after offering related costs of $332,187), to 64 accredited investors (the “2010 Private Placement). We secured $2,495,000 prior to June 30, 2010 and $105,000 in July 2010. The selling price was $2.00 per Unit; each Unit consists of: (1) one share (pre 1:20 reverse split) of common stock, par value $0.0001 per share; (2) one series A Warrant to purchase one share of common stock exercisable at $3.00 per share; (3) one series B Warrant to purchase one share of common stock exercisable at $5.00 per share; and (4) one series C Warrant to purchase one share of common stock exercisable at $10.00 per share. In connection with the 2010 Private Placement we issued 1,300,000 shares of common stock and warrants exercisable to purchase 3,900,000 shares of common stock. The warrants expire three years from the date of issuance and are redeemable by the Company at $0.20 per share, subject to certain conditions. Other than the exercise price and call provisions of each series of warrant, all other terms and conditions of the warrants are the same.

Under the terms of the 2010 Private Placement the Company provided that it would use its best reasonable effort to cause a registration statement to become effective within 180 days of the termination date of the offering. We have failed to comply with the registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. The maximum amount of penalty to which the Company may be subject is $156,000 which has been recognized in full in fiscal 2011.

In connection with the 2010 Private Placement, we paid certain fees and commissions to Forge Financial Group, Inc., a broker-dealer and a member of FINRA, as placement agent, of approximately $280,000. In addition, the Company granted Forge Financial Group, Inc. and its assignees a placement agent warrant to purchase up to a maximum amount of $260,000 worth of Units, (the “Placement Agent Option”). The underlying Series A, Series B and Series C warrants are substantially the same as the warrants issued under the 2010 Private Placement, but contain cashless exercise and anti-dilution provisions. (See Note 7. Warrant Liability)

From October 2010 through December 31, 2010 (the “October 2010 Private Placement”), we sold Units containing common stock and warrants raising gross proceeds of $1,225,000 (net proceeds of $1,207,750 after offering related costs of $17,250) to 7 accredited investors. The selling price was $2.00 per Unit; each Unit consists of: (1) one share (pre 1:20 reverse split) of common stock, par value $0.002 per share; (2) one Series A Warrant to purchase one share of common stock exercisable at $3.00 per share; (3) one series B Warrant to purchase one share of common stock exercisable at $5.00 per share; and (4) one series C Warrant to purchase one share of common stock exercisable at $10.00 per share. In connection with the offering, we issued 612,500 shares of common stock and warrants exercisable to purchase 1,837,500 shares of common stock. The warrants expire three years from the date of issuance and are redeemable by the Company at $0.20 per share, subject to certain conditions. In the event there is no effective registration covering these Warrants, the holders will have a cashless exercise right. Other than the exercise price and call provisions of each series of warrant, all other terms and conditions of the warrants are the same.

In January 2011, the Company sold Units for gross proceeds of $650,000 to two private investors. In connection with this transaction, the Company issued 325,000 Units. Each Unit consisted of: (1) one share (pre 1:20 reverse split) of common stock, par value $0.002 per share; (2) one Series A Warrant to purchase one share of common stock exercisable at $3.00 per share; (3) one series B Warrant to purchase one share of common stock exercisable at $5.00 per share; and (4) one Series C Warrant to purchase one share of common stock exercisable at $10.00 per share. The Warrants expire three (3) years from the date of issuance and are redeemable by the Company at $0.20 per share, subject to certain conditions. The warrants may be exercised on a cashless basis until such time as the related registration statement is declared effective by the Securities and Exchange Commission. The Series B Warrant may not be exercised until after the Series A Warrant has been exercised in full and the Series C Warrant may not be exercised until after the Series B Warrant has been exercised in full. The selling price of the Units was $2.00 per Unit. No commissions were paid in connection with the sale of the Units. Other than the exercise price and call provisions of each series of Warrant, all other terms and conditions of the warrants are the same.

Warrants issued to Forge Financial Group, Inc as placement agent to our April 2010 through July 2010 Unit offering contained an exercise price reset provision (or “down-round” provision). The Company accounts for these warrants as a liability equal to their fair value on each reporting data. All other warrants issued in connection with the Company’s private placements do not contain a down-round provision and were treated as an equity transaction with no separate accounting recognition or valuation being attributed to the warrants contained in the Units sold. These transactions did not contain a security which would require relative fair value analysis or recognition of a discount or beneficial conversion feature requiring accretion of interest expense or recognition of a related dividend. The number of warrants issued with the Units offered was determined through arms-length discussion with investors.

Warrant Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Warrant Liabilities

Note 8.       Warrant Liabilities

Warrants issued to the placement agent in connection with the 2010 Private Placement contained provisions that protect holders from a decline in the issue price of its common stock (or “down-round” provisions) or that contain net settlement provisions. The Company accounted for these warrants as liabilities instead of equity. Down-round provisions reduce the exercise or conversion price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise or conversion price of those instruments or issues new warrants or convertible instruments that have a lower exercise or conversion price. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of physically exercising the warrant by paying cash. The Company evaluated whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed-for-fixed” option.

The warrants issued to the placement agent, in conjunction with the 2010 Private Placement, contained a down-round provision. The triggering event of the down-round provision was not based on an input to the fair value of “fixed-for-fixed” option and therefore was not considered indexed to the Company’s stock. Since the warrant contained a net settlement provision, and it was not indexed to the Company’s stock, it is accounted for as a liability.

The assumptions used in connection with the 2010 Private Placement with the valuation as of June 22, 2011 were as follows:

Number of shares underlying the warrants	520,000
Exercise price	$2.00 - $10.00
Volatility	158%
Risk-free interest rate	.68%
Expected dividend yield	0.00%
Expected warrant life (years)	1.83 – 2.08

The Company recognized these warrants as a liability equal to their fair value on each reporting date. On June 22, 2011, the warrant holders converted their warrants on a cashless basis into 331,303 common shares at an agreed upon stock price of $16.40 per share. As a result of the warrant conversion we re-measured the fair value of these warrants as of June 22, 2011, and recorded other income associated with the re-measurement of $523,553.

In connection with our $1,800,000 12% convertible debenture issuance in August 2011, the Company issued warrants to the investors and placement agent which contained provisions that protect holders from a decline in the issue price of our common stock or “down-round” provisions. The warrants also contain net settlement provisions. Accordingly, the Company accounted for these warrants as liabilities instead of equity. In addition, we considered the dilution and repricing provisions triggered by the Company’s October 2011 follow-on offering which impacted the accounting recognition of this financing.

The Company recognized an initial warrant liability for the warrants issued in connection with our $1,800,000 12% convertible debenture of $1,556,289 which was recorded as a debt discount. The initial warrant liability recognized on the related placement agent warrants totaled $1,522,784 which was recorded as debt issuance costs. Due to a decline in the market value of our common stock from September 30, 2011 through December 31, 2011, we recognized $208,796 in warrant revaluation income.

We recognized an initial warrant liability valuation on the series of warrants issued in connection with of $12,500,000 Unit Offering of $27,647,424. On October 28, 2011, at the initial closing of $12,155,000 of the Unit Offering, the closing price of our common stock as reported on OTC Markets was $1.25. On November 17, 2011, at the final closing of $345,000 of the Unit Offering, the closing price of our common stock as reported on OTC Markets was $0.90. On December 31, 2011, the closing price of our common stock as reported on OTC Markets was $0.99. Due to the overall decline in the market value of our common stock from the initial valuations on October 28, 2011 and November 17, 2011, through December 31, 2011, we recognized $5,768,396 in warrant revaluation income.

Accordingly, Warrant revaluation income for the quarter ending December 31, 2011 related to both our $1,800,000 12% convertible debenture, and $12,500,000 Unit Offering totaled $5,977,192.

The assumptions used in connection with the valuation of warrants issued in connection with our 12% convertible debenture financing on the date of grant were as follows:

Number of shares underlying the warrants	9,953,438
Exercise price	$0.64
Volatility	190%
Risk-free interest rate	.35%
Expected dividend yield	0.00%
Expected warrant life (years)	3.00

The assumption used in connection with the valuation of warrants issued in connection with our $12,500,000 Unit Offering were as follows:

Number of shares underlying the warrants	22,925,313
Exercise price	$0.64 - $1.00
Volatility	190%
Risk-free interest rate	1.13%
Expected dividend yield	0.00%
Expected warrant life (years)	5.00

The assumptions used in connection with the remeasurement at December 31, 2011 of the warrants issued with our 12% convertible debenture financing and $12,500,000 were as follows:

Number of shares underlying the warrants	32,878,751
Exercise price	$.064 - $1.00
Volatility	190%
Risk-free interest rate	.83%
Expected dividend yield	0.00%
Expected warrant life (years)	2.75 - 4.83

Recurring Level 3 Activity and Reconciliation

The tables below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects gains and losses for the nine months ended December 31, 2011 for all financial liabilities categorized as Level 3 as of December 31, 2011.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Warrant liability 2010 Private Placement:
Balance as of April 1, 2011	$4,117,988
Decrease in fair value of warrants as of conversion date	(523,553)
Conversion to common stock	(3,594,435)
Balance as of December 31, 2011	$—

Warrant liability 12% convertible debenture:
Balance as of April 1, 2011	$—
Initial measurement of investor warrants	1,556,289
Initial measurement of placement agent warrants	1,522,784
Increase in fair value warrants included in earnings	5,880,528
Balance as of December 31, 2011	$8,959,601

Warrant liability $12,500,000 Unit Offering related:
Balance as of April 1, 2011	$—
Initial measurement of warrants:
Unit Offering investors	18,812,123
Unit Offering placement agent	3,768,606
12% convertible debenture conversion	3,482,334
Octagon convertible debenture conversion	1,422,057
Related party note conversion	162,304
Total initial measurements	27,647,424
Decrease in fair value included in earnings	(5,768,396)
Balance at December 31, 2011	$21,879,028

Summary of warrant liability:
Balance as of April 1, 2011	$4,117,988

Conversion to common stock	(3,594,435)
Initial measurements 12% convertible debentures – investor warrants	1,556,289
Initial measurements 12% convertible debentures – placement agent	1,522,783
Initial measurements of $12,500,000 Unit Offering	27,647,425
Decrease in fair value at conversion date	(523,553)
Increase in fair value of warrants included in earnings	112,132
Balance as of December 31, 2011	$30,838,629

Note 7. Warrant Liability

Warrants issued to the placement agent in connection with the 2010 Private Placement contained provisions that protect holders from a decline in the issue price of its common stock (or “down-round” provisions) or that contain net settlement provisions. The Company accounts for these warrants as liabilities instead of equity. Down-round provisions reduce the exercise or conversion price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise or conversion price of those instruments or issues new warrants or convertible instruments that have a lower exercise or conversion price. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of physically exercising the warrant by paying cash. The Company evaluated whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed-for-fixed” option.

The warrants issued to the placement agent, in conjunction with the 2010 Private Placement, contain a down-round provision. The triggering event of the down-round provision was not based on an input to the fair value of “fixed-for-fixed” option and therefore is not considered indexed to the Company’s stock. Since the warrant contains a net settlement provision, and it is not indexed to the Company’s stock, it is accounted for as a liability.

The Company recognizes these warrants as a liability equal to their fair value on each reporting date. The warrant liability initially recognized at issuance totaled $2,182,732. We re-measured the fair value of these warrants as of March 31, 2011, and recorded other expense of $1,935,256 resulting from the increase of the liability associated with the fair value of the warrants for the year. The Company computed the value of the warrants using the Black-Scholes method including the probability the warrants underlying the placement agent options would be exercised. The following are the key assumptions used:

For the year Ended March 31, 2011
Number of shares underlying warrants	520,000
Exercise price	$2.00 - $10.00
Volatility	79%
Risk-free interest rate	.64% - 1.51%
Expected dividend yield	0%
Expected warrant life (years)	2.08 – 3.00

The Company’s recurring fair value measurements at March 31, 2011 related only to the warrants issued to the placement agent, and had a fair value of $4,117,988. The inputs used in measuring the fair value of these warrants are of Level 3, significant unobservable inputs.

No other warrants issued by the Company contain down-round provisions.

Recurring Level 3 Activity and Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The table reflects gains and losses for the twelve months for all financial liabilities categorized as Level 3 as of March 31, 2011.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Warrant liability:
Balance as of April 1, 2010	$—
Initial measurement of warrants	2,182,732
Increase in fair value of warrants included earnings	1,935,256
Balance as of March 31, 2011	$4,117,988

Income Taxes	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Income Taxes

Note 8. Income Taxes

At March 31, 2011 and 2010, we had gross deferred tax assets in excess of deferred tax liabilities of $1.54 million and approximately $166,000, respectively. We determined that it is not “more likely than not” that such assets will be realized, and as such have applied a valuation allowance of $1.54 million and approximately $166,000 as of March 31, 2011 and 2010, respectively. We evaluate our ability to realize our deferred tax assets each period and adjust the amount of our valuation allowance, if necessary. If there is an ownership change, as defined under Internal Revenue Code section 382, the use of net operating loss and credit carry-forwards may be subject to limitation on use. We operate within multiple taxing jurisdictions and are subject to audit in those jurisdictions. Because of the complex issues involved, any claims can require an extended period to resolve.

FASB ASC 740 – Income Taxes requires that a valuation allowance be established when it is more likely than not all or a portion of a deferred tax asset will not be realized. A review of all available positive and negative evidence needs to be considered, including our current and past performance, the market environment in which we operate, the utilization of past tax credits and length of carry-back and carry-forward periods. Forming a conclusion that a valuation allowance is not needed is difficult when there is negative objective evidence such as cumulative losses in recent years. Cumulative losses weigh heavily in the overall assessment. We have applied a 100% valuation allowance against our net deferred tax assets as of March 31, 2011 and 2010.

A reconciliation between the amount of income tax benefit determined by applying the applicable US statutory income tax rate to pre-tax loss is as follows:

	Year Ended March 31
	2011	2010

Federal Statutory Rate	$(2,440,000)	$(320,000)
State Tax, Net of Federal Impact	(250,000)	(30,000)
Change in Fair Value of Warrants	750,000	—
Stock Based Compensation	220,000	—
Meals and Entertainment and Other	290,000	10,000
Non Deductible Debt Discount	40,000	170,000
Reserves and Depreciation	20,000	—

Change in Tax Valuation Allowance on Deferred Tax Assets	1,370,000	170,000
	$—	$—

The primary components of net deferred tax assets are as follows:

	At March 31,
	2011	2010

Net Operating Losses	$1,530,000	$166,000
Allowance for Doubtful Accounts	9,000	—
Valuation Allowance	(1,539,000)	(166,000)
Net Deferred Tax Assets	$—	$—

At March 31, 2011, we had net operating loss carryforwards of approximately $ 4.7 million for U.S. federal income tax purposes. The U.S. operating losses expire as follows:

Year of Expiration	Year Generated	U.S. Losses

3/31/30	3/31/10	$(475,000)
3/31/31	3/31/11	(4,274,000)
		$(4,749,000)

Uncertain Tax Positions

The amount of unrecognized tax benefits as of March 31, 2011 and March 31, 2010 was $0. There have been no material changes in unrecognized tax benefits through March 31, 2011. The fiscal years March 31, 2011 and 2010 are considered open tax years in U.S. federal and state tax jurisdictions. We currently do not have any audit investigations in any jurisdiction.

Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Related Party Transactions

Note 9.       Related Party Transactions

Our Chief Executive Officer had loaned the Company funds in the past to meet short-term working capital needs. These loans totaled $107,000, with related accrued interest of $1,284 and $2,354 at December 31, 2011 and March 31, 2011, respectively. The loan was unsecured and carried an interest rate of 12% per annum. In May 2010, this obligation was formalized through the issuance of a 12% Convertible Promissory Note payable in the principal amount of $107,000, due May 25, 2011. The 12% Convertible Promissory Note was convertible into common shares of the Company at $1.50 per share and bears interest at 12% per annum. The conversion feature of the Promissory Note proved beneficial under the guidance of ASC 470. Accordingly, a beneficial conversion feature of $107,000 was recognized and was accreted to interest expense over the initial one year term of the note. The accreted note payable to officer balance totaled $0 and $91,219 at December 31, 2011 and March 31, 2011, respectively. On May 25, 2011, the Promissory Note was amended to extend the maturity one additional year under the same terms.

On August 18, 2011, our Chief Executive Officer entered into a Subordination Agreement relating to his note. In connection with our Bridge Debenture offering in the amount of $1,800,000, Mr. Rogai agreed to subordinate his position to that of the Bridge Offering investors. On October 28, 2011, the note in the principal amount of $107,000 was converted into Units offered in connection with the Company’s October 28, 2011 financing. As a result, Mr. Rogai received 133,750 common shares and 133,750 warrants exercisable at $1.00 per share. See Note 7.

Note 9. Related Party Transactions

The current officers and directors of the Company own or beneficially control approximately 5,939,128 common shares representing approximately a 49% ownership interest at March 31, 2011. Accordingly, they are in a position to significantly influence the election of all new directors and dissolve, merge or sell our assets or otherwise direct our affairs. This concentration of ownership may have the effect of delaying, deferring or preventing a change in control; impede a merger, consolidation takeover or other business combination involving the Company, which in turn could depress the market price of our common stock.

Subject to the successful completion of a pending registration of shares including the exercise of 6,712,500 common shares underlying warrants and an additional 520,000 common shares underlying the related Placement Agent Option, the current officers and directors’ ownership would drop to less than 35%. While not a majority ownership position, this would allow the current management to exercise significant influence over control of the Company’s operations.

Our Chief Executive Officer has loaned the Company funds to meet short-term working capital needs. These loans totaled $107,000 and $107,513, with related accrued interest of $2,354 and $2,321 at March 31, 2011 and 2010, respectively. The loans were unsecured and bear interest at 12% per annum. In May 2010, this obligation was formalized through the issuance of a 12% Convertible Promissory Note payable in the principal amount of $107,000, due May 25, 2011. The 12% Convertible Promissory Note is convertible into common shares of the Company at $1.50 per share and bears interest at 12% per annum. The conversion feature in the Promissory Note proved beneficial under the guidance of ASC 470. Accordingly, a beneficial conversion feature of $170,000 was recognized and is being accreted to interest expense over the one year term of the note. On May 25, 2011, the Promissory Note was amended to extend the maturity one additional year under the same terms.

Through March 31, 2010, we loaned approximately $141,000, including approximately $6,000 in related accrued interest, to TVGoods.com, LLC, a company controlled by Tim Harrington, brother of our Chairman and Senior Executive Officer. The loans were made to fund certain projects which were believed to have potential mutual benefit. The loans were unsecured, carried an interest rate of 12% per annum and were payable on demand. These amounts were deemed and recorded as an obligation of our Chairman, Kevin Harrington. On November 23, 2010, Kevin Harrington tendered 42,056 shares of our common stock to the Company as payment in full of the loans totaling $151,400, inclusive of related accrued interest of approximately $16,400. The shares were returned to treasury, cancelled and reflected as authorized but unissued shares. The shares tendered were valued at $3.60 per share, the closing price of our common stock on the settlement date.

Effective March 23, 2011, Michael Cimino resigned from our Board of Directors and his position as Executive Director of TV Goods, Inc. In connection with his resignation the Company entered into an agreement with Mr. Cimino which provided: (i) all granted but yet unvested options granted to Mr. Cimino would fully vest; (ii) Mr. Cimino would continue to work with the Company on a project-by-project basis and would receive 25,000 common shares which vest August 25, 2011; and (iii) upon commencement of a written consulting agreement to commence no earlier than February 25, 2012, Mr. Cimino would be granted an additional 25,000 common shares and additional compensation for his consulting services of $6,000 per month for a period of one year. The agreement with Mr. Cimino further provided that Mr. Cimino agreed not to sell on a trading market any common shares held by him until the earlier of 30 calendar days after the effective date of the Company’s pending registration statement or seven (7) months from the completion of a then pending funding transaction which closed June 15, 2011. The Company also agreed to reimburse certain pre-approval travel related expenses, not to exceed $600 per month.

Concurrent with Mr. Cimino’s resignation, a dispute arose between Mr. Cimino and the Company as the result of Mr. Cimino’s violation of the terms of his resignation agreement. This violation stemmed from Mr. Cimino failing to provide certain post resignation services agreed to relating to certain open transactions pending and negotiations during his tenure. Accordingly, the Company believes that it has no obligations to Mr. Cimino under his resignation agreement.

Notes Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Notes Payable

Note 10.       Notes Payable

On April 11, 2011, the Company and Octagon Capital Partners (“Octagon”), an accredited investor, entered into a securities purchase agreement in which Octagon purchased from the Company a convertible debenture, in the principal amount of $750,000. The debenture carried an interest rate of 0% per annum and was convertible into shares of the Company's common stock at any time commencing on the date of the debenture at a conversion price of $4.00 per share, subject to adjustment. The debenture was due and payable on December 1, 2011. In connection therewith, the Company also issued the following warrants to Octagon: 187,500 Series A Common Stock Purchase Warrants exercisable at $3.00 per share, 93,750 Series B Common Stock Purchase Warrants exercisable at $5.00 per share and 93,750 Series C Common Stock Purchase Warrants exercisable at $10.00 per share. Total commissions and fees payable to the placement agent in connection with this transaction are $90,000 in cash, 42,187 Series A Common Stock Purchase Warrants exercisable at $3.00 per share and 14,062 Series B Common Stock Purchase Warrants exercisable at $5.00 per share. Warrants issued to the placement agent in this transaction had a fair value at issuance of $284,121 which was recorded as a debt issuance cost and was being accreted to interest expense over the term of the debenture. Upon issuance of the debenture, the Company accounted for the transaction under the guidance of ASC 470-Debt and ASC 815-Derivatives and Hedging. As the ultimate conversion rates could change due to a ”down-round” provision, the Company bifurcated the conversion option and recorded a derivative liability which was adjusted to market each reporting period. The derivative liability was initially valued at $222,674 on the date of the transaction and was recorded as a debt discount with a credit to a derivative liability. The change in fair value of the derivative liability recognized totaled approximately $0 and $209,000 for the three and nine month periods ended December 31, 2011, respectively. The derivative liability was re-measured at a fair value of $13,323 on August 28, 2011, the effective date of the Company’s closing of its $1,800,000 convertible debenture transaction. As the conversion price of the debentures became fixed, the fair value of the derivative liability was reclassified to equity as it no longer met bifurcation criteria on August 28, 2011. The relative fair value of the detachable warrants, initially recorded at $527,326, was recorded as a debt discount and was initially being accreted to interest expense under the effective interest rate method over the term of the debenture, due December 1, 2011.

On August 17, 2011, Octagon entered into an Amendment to its convertible debenture modifying the conversion option. The Amendment was entered into in connection with the Company’s Bridge Debenture transaction concluded on August 28, 2011. The Amendment transaction was treated as an extinguishment of debt related to the original Octagon note, effective on August 28, 2011, the closing date of the 12% convertible debenture transaction. Accordingly, the carrying value of the Octagon debenture on August 28, 2011 of $193,650, including the unaccredited balances in the related note discount and debt issuance cost of $277,524 were written-off with a loss on extinguishment of debt being recognized of $2,950,513 and a fair value of the modified note obligation being recognized of $3,144,163. The fair value of the modified note was determined by fair valuing 1,171,875 common shares and 1,171,875 related investor warrants as of August 29, 2011, the modification date.

On October 28, 2011, the Company converted the Octagon convertible debentures into Units of the Company’s Unit Offering. See Note 7.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) – See note 8 for assumptions used:

Derivative liability:
Balance April 1, 2011	$—
Initial valuation	222,674
Revaluation of derivative	(209,351)
Reclassification to equity	(13,323)
Balance at December 31, 2011	$—

Commencing in November 2009 through March 2010, the Company issued a series of 12% Senior Working Capital Notes and Revenue Participation Agreements totaling $687,500 in gross proceeds with net proceeds of $581,750 after related costs of $105,750.

In connection with the issuance of the Senior Working Capital Notes, the Company recognized deferred financing costs of $105,750 and a discount on the notes attributable to the fair value of the common shares issued of $309,375. These costs were initially being accreted over the life of the notes. Subsequent to issuance, and at March 31, 2010, the notes were in default for failure to pay the required interest. As a result of the default, the notes became immediately callable by the note holders. Accordingly, the unaccreted balances remaining attributable to financing costs and Note discount were charged to interest expense.

Due to the default status of the notes for failure to make timely interest payments, during the first fiscal quarter of fiscal 2011, the Company entered into a series of Amendment and Exchange Agreements, modifying the terms and conditions of their 12% Senior Working Capital Notes and Revenue Participation Agreements, which totaled $687,500.

In May 2010, concurrent with the completion of the Merger Agreement, the Amended and Restated Senior Working Capital Notes totaling $687,500 were converted, at the contractual agreed upon rate of $1.334 per share, resulting in the issuance of 515,360 common shares. Also, as provided in the amended note agreements, upon conversion, the note holders were paid interest through December 31 2010, the maturity date. Actual interest earned prior to conversion plus the additional interest through the maturity date totaled $84,379. The entire interest payment was paid in cash and charged to interest expense in May 2010.

In March 2010, the Company borrowed $50,000 under a note agreement. The note was due on or before the earlier of (a) the initial closing of the Company’s then pending 2010 Private Placement or (b) August 30, 2010, the maturity date. The note provided that in the event there was no closing of the 2010 Private Placement prior to the maturity date, the note holder will forgive $25,000 and the related accrued interest. The note carried an interest rate of 12% per annum and could be prepaid at anytime; however, in the event of a prepayment, the company was obligated to pay interest through the maturity date. The lender in this transaction was an officer of the placement agent in the Company’s 2010 Private Placement. In May 2010, upon completion of the 2010 Private Placement, the note and related accrued interest were paid-in full.

Note 10. Notes Payable

Commencing in November 2009 through March 2010, the Company issued a series of 12% Senior Working Capital Notes and Revenue Participation Agreements totaling $687,500 in gross proceeds with net proceeds of $581,750 after related costs of $105,750.

Terms of the Senior Working Capital Notes included:

·	22,500 common shares issued to the Note investor for each $50,000 invested;
·	Mandatory partial conversions: In the event of a subsequent financing of $2,000,000 or more, 50% of the investors Note principal would automatically be converted into common shares of the Company at a conversion price equal to 66.6% of the subsequent financing price;
·	Voluntary conversion: Following a Mandatory partial conversion, the Note investor may, at their option, convert the remaining 50% of their Note principal into common shares at a conversion price equal to 66.6% of the subsequent financing price;
·	Revenue participation agreement: Note holders receive a pro-rata portion of 1% of the Company’s revenues over 24 months from closing on 18 identified products; and
·	Registration rights were granted if the related common shares were not saleable under Rule 144 by the maturity date of the Notes, December 31, 2010.

In connection with the issuance of the Senior Working Capital Notes, the Company recognized deferred financing costs of $105,750 and a discount on the Notes attributable to the fair value of the common shares issued of $309,375. These costs were initially being accreted over the life of the Notes. Subsequent to issuance, and at March 31, 2010, the Notes were in default for failure to pay the required interest. As a result of the default, the Notes became immediately callable by the Note holders. Accordingly, the unaccreted balances remaining attributable to financing costs and Note discount were charged to interest expense.

Due to the default status of the Notes for failure to make timely interest payments, during the first fiscal quarter, the Company entered into a series of Amendment and Exchange Agreements, modifying the terms and conditions of their 12% Senior Working Capital Notes and Revenue Participation Agreements, which totaled $687,500.

The terms of the Amended and Restated Senior Working Capital Notes modified the terms of the original notes providing:

·	The revenue sharing provision was waived.
·	The definition of Subsequent Financing, which triggered certain conversion provisions, was modified such that Subsequent Financing was amended to mean prior to the note maturity date, the Company closed a reverse acquisition or recapitalization transaction whereby the Company becomes a reporting company under the Securities Exchange Act of 1934, as amended.
·	Interest payment provisions were modified such that in the event of a redefined Subsequent Financing, interest would be paid through the maturity date, December 31, 2010, within thirty days.
·	Prepayment provisions were eliminated.
·	The partial mandatory conversion provisions were modified such that in the event of a subsequent financing, 100% of the outstanding notes shall automatically convert into common shares of the Company at the conversion price.

In May 2010, concurrent with the completion of the Merger Agreement, the Amended and Restated Senior Working Capital Notes totaling $687,500 were converted, at the contractual agreed upon rate of $1.334 per share, resulting in the issuance of 515,367 common shares. Also, as provided in the amended note agreements, upon conversion, the note holders were paid interest through December 31 2010, the maturity date. Actual interest earned prior to conversion plus the additional interest through the maturity date totaled $84,379. The entire interest payment was paid in cash and charged to interest expense in May 2010.

In March 2010, the Company borrowed $50,000 under a note agreement. The note was due on or before the earlier of (a) the initial closing of the Company’s then pending 2010 Private Placement or (b) August 30, 2010, the maturity date. The note provided that in the event there was no closing of the 2010 Private Placement prior to the maturity date, the note holder will forgive $25,000 and the related accrued interest. The note carried an interest rate of 12% per annum and could be prepaid at anytime; however, in the event of a prepayment, the company was obligated to pay interest through the maturity date. The lender in this transaction was an officer of the placement agent in the Company’s 2010 Private Placement. In May 2010, upon completion of the 2010 Private Placement, the note and related accrued interest were paid-in full.

Commitments	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Commitments

Note 11. Commitments

On January 20, 2010, the Company entered into a 38-month lease agreement for our 10,500 square foot headquarters facility in Clearwater, Florida. Terms of the lease provide for base rent payments of $6,000 per month for the first six months; a base rent of $7,500 per month for the next 18 months and $16,182 per month from January 2012 through February 2013. The increase in minimum rental payments over the lease term is not dependent upon future events or contingent occurrences. In accordance with the provisions of ASC 840 - Leases, the Company recognized lease expenses on a straight-line basis, which total $10,462 per month over the lease term.

On February 1, 2012, the Company entered into a new 36-month lease agreement on our existing headquarters facility. Terms of the lease provide for a base rent payments of $7,875 per month for the first twelve months, increasing 3% per year thereafter. The lease contains no provisions for a change in the base rent based on future events or contingent occurrences. In accordance with the provisions ASC 840-Leases, the Company will recognize lease expenses on a straight-line basis, which total $8,114 per month over the lease term. In connection with the entering into the new leases, the Company recognized income of approximately $71,000 attributable to the recovery of the deferred rent obligation under the previous lease.

The following is a schedule by year of future minimum rental payments required under our lease agreement on December 31, 2011:

	Operating Leases	Capital Leases
Year 1	$94,500	$—
Year 2	97,335	—
Year 3	100,255	—
Year 4	—	—
Year 5	—	—
	$292,090	$—

Base rent expense recognized by the Company, all attributable to its headquarters facility, totaled $(48,970) and $13,752 for the three month and nine month periods ending December 31, 2011 and 2010 and $31,386 and $88,972 for the three month periods and nine month periods ending December 31, 2010, respectively.

Under the terms of the 2010 Private Placement, the Company provided that it would use its best reasonable efforts to cause the related registration statement to become effective within 180 days of the termination date, July 26, 2010, of the offering. We have failed to comply with this registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. The maximum amount of penalty to which the Company may be subject is $156,000. The Company had recognized an accrued penalty of $156,000 at December 31, 2011 and March 31, 2011, respectively.

Note 11. Commitments

On January 20, 2010, the Company entered into a 38-month lease agreement for our 10,500 square foot headquarters facility in Clearwater, Florida. Terms of the lease provide for base rent payments of $6,000 per month for the first six months; a base rent of $7,500 per month for the next 18 months and $16,182 per month from January 2012 through February 2013. The increase in minimum rental payments over the lease term is not dependent upon future events or contingent occurrences. In accordance with the provisions of ASC 840 - Leases, the Company recognizes lease expenses on a straight-line basis, which totals $10,462 per month over the lease term.

The following is a schedule by year of future minimum rental payments required under our lease agreement on March 31, 2011:

	Operating Leases	Capital Leases
Year 1	$116,046	$—
Year 2	178,002	—
Year 3	—	—
Year 4	—	—
Year 5	—	—
	$294,048	$—

Base rent expense recognized by the Company, all attributable to its headquarters facility, totaled $125,544 and $24,063 for the year ended March 31, 2011 and for the period from inception (October 16, 2009) to March 31, 2010, respectively.

Under the terms of the 2010 Private Placement, the Company provided that it would use its best reasonable efforts to cause the related registration statement to become effective within 180 days of the termination date, July 26, 2010 (“Termination Date”), of the offering. We have failed to comply with this registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. Additional private placements made during the fiscal year did not include registration related penalties. The maximum amount of penalty to which the Company may be subject is $156,000. Under the provisions of ASC 450, the Company had accrued $156,000 at March 31, 2011.

Stockholders' Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Stockholders' Equity

Note 12. Stockholders’ Equity

Preferred Stock

We are authorized to issue up to 10,000,000 shares of preferred stock, $.0001 par value per share. Our board of directors is authorized, subject to any limitations prescribed by law, to provide for the issuance of the shares of preferred stock in series, and by filing a certificate pursuant to the applicable law of the state of Florida, to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and any qualifications, limitations or restrictions thereof. No shares of preferred stock have been issued or were outstanding at December 31, 2011 and March 31, 2011, respectively.

Common Stock

At December 31, 2011 we are authorized to issue up to 750,000,000 shares of common stock, $.0001 par value per share.

At December 31, 2011 and March 31, 2011, the Company had 31,970,784 and 10,886,374 shares outstanding, respectively. Holders are entitled to one vote for each share of common stock (or its equivalent).

Effective June 15, 2011, based on a majority shareholder vote, our articles of incorporation were amended to increase our authorized common stock from 400,000,000 to 750,000,000 shares.

All share and per share information contained in this report gives retroactive effect to a 1 for 20 (1:20) reverse stock split of our outstanding effective October 27, 2011 and a 30 for 1 (30:1) forward stock split of our outstanding common stock effective March 17, 2010 and the reverse recapitalization transaction completed in May 2010.

Share Issuances

Common Stock and Warrants

On April 1, 2011, the Company issued 5,000 shares under a financial consulting and management agreement with a fair value of $75,000. The fair value of the common shares was derived from the closing price of our common stock on the contract commitment date.

On April 18, 2011, the Company issued 6,849 shares under a one year infomercial monitoring agreement. The transaction had fair value of $100,000 on the commitment date based on the closing price of our common stock. The fair value of the stock granted was recorded as a prepaid expense and is being amortized over the term of the agreement.

On June 15, 2011, the Company issued a total of 292,500 common shares and (i) 380,250 Series A warrants exercisable at $3.00 per share, (ii) 146,250 Series B warrants exercisable at $5.00 per share and (iii) 146,250 Series C warrants exercisable at $10.00 per share. These securities, as further described in Note 7 – Private Placements, were issued in connection with a private placement completed in June 2011 with gross proceeds of $1,170,000.

On June 1, 2011, the Company issued 75,000 warrants to a consulting firm representing the Company in Canada. The warrants vest over fourteen months, are exercisable for a period of three years from grant date and exercisable at $3.15 per share. The Company valued these warrants using the Black-Scholes model. The initial grant date fair value was $205,962 which is being recorded as consulting expenses in general and administrative expenses, over the vesting period with unvested components being marked-to-market every reporting period throughout the vesting term. The assumptions used in the valuation on June 1, 2011 were as follows:

Number of shares underlying the warrants	75,000
Exercise price	$3.15
Volatility	175%
Risk-free interest rate	.74%
Expected dividend yield	0.00%
Expected warrant life (years)	3.00

The assumptions in the re-measurement of the unvested warrants at December 31, 2011 were as follows:

Number of shares underlying the warrants	37,500
Exercise price	$3.15
Volatility	190%
Risk-free interest rate	.83%
Expected dividend yield	0.00%
Expected warrant life (years)	2.42

The Company recognized consulting expense (reduction) under this agreement of $(18,920) and $76,372 for the three month and nine month period ending December 31, 2011, respectively.

On June 2, 2011, the Company issued 250,000 shares of its common stock and 50,000 Common Stock purchase warrants to the sole member of Seen On TV, LLC pursuant to an acquisition agreement with Seen on TV, LLC to acquire certain assets from Seen On TV, LLC, including but not limited to the “AsSeenOnTV.com” domain name. The shares had a fair value of $500,000 at the contract date. The fair value was derived from the closing price of our common stock on the contract commitment date. The Company also paid cash consideration to Seen On TV, LLC as part of this agreement during the nine months ended December 31, 2011 of $50,000 with an additional $7,000 paid for certain rights in the United Kingdom. As no finalized acquisition agreement has been reached as of December 31, 2011 or the date of this report, the Company recorded the fair value of the shares issued and the cash consideration paid as a deposit on the acquisition. This transaction, once completed, will not meet the criteria of a business combination within the guidelines of ASC 805 – Business Combinations, and therefore will be accounted for as an asset purchase. This transaction, if and when consummated, provides the Company with exclusive use of the domain name “AsSeenOnTV.com” only. The term or phrase “As Seen On TV” is not subject to trademark protection and has been, and will continue to be, used by others including on-line and retail outlet applications with no connection with, or benefit to, the Company. While there can be no assurance, we anticipate to have this transaction completed prior to our fiscal year-end, March 31, 2012. The common stock purchase warrants issued in this transaction had a fair value of $162,192 under the following assumptions:

Number of shares underlying the warrants	50,000
Exercise price	$7.00
Volatility	190%
Risk-free interest rate	1.65%
Expected dividend yield	0.00%
Expected warrant life (years)	5

On June 15, 2011 the Company and approximately twenty accredited investors entered into a securities purchase agreement and completed a closing of a private offering of 292,500 shares of the Company’s common stock and three series of warrants to purchase up to 585,000 shares of common stock, in the aggregate, for aggregate gross proceeds of $1,170,000

On June 22, 2011 the Company issued an aggregate of 331,303 shares of common stock to affiliates of Forge Financial Group, Inc., pursuant to the cashless exercise of warrants held by six affiliates of Forge Financial Group. The warrants were issued in connection with the placement agent agreement related to the Company’s completed 2010 Private Placement Offering. The Company did not receive any proceeds in connection with the exercise of the warrants nor pay any commissions or fees in connection with the issuances.

On July 7, 2011, under a consulting agreement related to the Company’s investor relations activities, the Company issued 5,000 shares with a fair value of $9,000 on the contract date. The fair value of the common stock issued was derived from the closing price of our common stock on the contract commitment date.

On August 17, 2011, under the Amendment Agreement entered into in connection with the Company’s Bridge Debenture financing, the Company issued 292,500 shares to its investors in the June 15, 2011 private placement.

On October 28, 2011 the Company, entered into and consummated a Securities Purchase Agreement with certain accredited investors for the private sale of 243.1 units (each, a “Unit”) at $50,000 per Unit. Each Unit consists of (i) 62,500 shares of common stock, and (ii) warrants to purchase 62,500 shares of common stock at an initial exercise price of $1.00 per share (the “Warrants”). Accordingly, for each $0.80 invested, investors received one share of common stock and one Warrant. The Company received gross proceeds of $12,155,000 (net proceeds of approximately $10,591,000 after commissions and offering related expenses) and issued an aggregate of 15,194,695 shares of common stock and 15,193,750 Warrants to the investors pursuant to the Securities Purchase Agreement.

On November 18, 2011, the Company sold an additional 6.9 Units under the Securities Purchase Agreement, receiving an additional $345,000 in gross proceeds (net proceeds of $283,600 after commissions and offering related expenses), issuing an additional aggregate of 431,250 shares of Common Stock and 431,250 Warrants to investors.

The October 28, 2011 and November 18, 2011 closings brought the total raised under the Securities Purchase Agreement to $12,500,000.

A summary of the common shares and warrants issued in connection with the Company’s $12,500,000 Unit Offering including the conversion of existing debt into the Unit Offering is as follows:

		Warrants exercisable at
	Common Shares	$0.64	$0.80	$1.00

Unit Offering investors	15,625,945			15,625,000
Unit Offering placement agent	100,000	1,164,375	1,562,500	1,562,500
12% convertible debenture conversion	2,869,688	8,789,063	—	2,869,688
Octagon convertible debenture conversion	1,171,875	—	—	1,171,875
Related party note conversion	133,750	—	—	133,750
	19,901,258	9,953,438	1,562,500	21,362,813

Effective December 6, 2011 the Company entered into an independent contractor agreement with Stratcon Partners, LLC pursuant to which Stratcon has agreed to provide the Company consulting and advisory services, including, but not limited to business marketing, management, budgeting, financial analysis, and investor and press relations. Under the agreement, Stratcon is also required to establish and maintain executive facilities and a business presence in New York City for the Company. The agreement is for an initial term of two years and may be terminated by either party upon written notice. In consideration of providing the services, Stratcon shall receive $12,500 per month. In addition, the Company has agreed to issue Stratcon an aggregate of 500,000 shares of restricted common stock, such shares vesting over a period of two years in four equal traunches. The closing price of the Company’s common stock as reported on the OTC Markets on the Effective Date was $1.00. The Company has agreed to provide Stratcon rent reimbursement up to $2,500 per month for the New York office. The Company recorded $21,000 of consulting expense which is included in accrued expenses at December 31, 2011.

Effective December 6, 2011 the Company agreed to issue 25,000 shares of common stock to Mediterranean Securities Group, LLC in consideration of consulting services. As the agreement did not contain any vesting or forfeiture provisions, the entire fair value of $25,000, based on our stock price on the commitment date, was charged to consulting expenses and included in accrued expenses.

Equity Compensation Plans

In May 2010, the Company adopted its 2010 Executive Equity Incentive Plan and 2010 Non Executive Equity Incentive Plan (collectively, the “Plans”) and granted 600,000 options and 450,000 options, respectively, under TV Goods stock option plans and such options were exchanged for Company options under the Merger Agreement.

In May 2010, our Board of Directors granted 600,000 options under the Executive Equity Incentive Plan, exercisable at $1.50 per share to two officers and directors of the Company. The shares vest over eighteen months from grant and are exercisable for five (5) years from grant date (May 26, 2010). In September 2011, October 2011 and December 2011, our Board of Directors granted an additional 200,000 options to an officer and two directors under the Executive Equity Incentive Plan. The options vest over eighteen months (150,000 options) and two years (50,000 options) and are exercisable for five years from date of grant. At December 31, 2011, there were 100,000 options available for issuance under the Executive Equity Incentive Plan.

In May 2010, our Board also granted options to purchase an aggregate of 450,000 shares of our common stock with an exercise price of $1.50 per share under the Non Executive Equity Incentive Plan. The options granted vest over eighteen months from the date of the grant (March 26, 2010) and are exercisable for five (5) years from their grant date. On July 15, 2010, the Company issued an additional 50,000 shares under the Non Executive Incentive Plan under terms similar to the May 2010 grant. During the quarter ending December 31, 2010, 400,000 shares were forfeited due to termination of employment. In December 2010, an additional 100,000 options were granted under this plan. On September 26, 2011, our Board granted an additional 300,000 options under the Non Executive Plan to nine employees and one consultant. The options vest over eighteen months and are exercisable for five years from date of grant. At December 31, 2011, there were 300,000 shares available for future issuance under the Non Executive Equity Incentive Pan.

Information related to options granted under both our option plans at December 31, 2011 and December 31, 2010 and activity for the quarters then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at April 1, 2011	800,000	$1.58	—	$—
Granted	500,000	1.01	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—

Outstanding at December 31, 2011	1,300,000	$1.36	3.97	$—
Exercisable at December 31, 2011	787,500	$1.57	3.42	$—

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at April 1, 2010	—	$—	—	$—
Granted	1,200,000	1.58	—	—
Exercised	—	—	—	—
Forfeited	(400,000)	1.50	—	—
Expired	—	—	—	—
Outstanding at December 31, 2010	800,000	$1.58	4.49	$—
Exercisable at December 31, 2010	350,000	$1.50	4.42	$—

In the event of any stock split of our outstanding common stock, the Board of Directors in its discretion may elect to maintain the stated amount of shares reserved under the Plans without giving effect to such stock split. Subject to the limitation on the aggregate number of shares issuable under the Plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person. Plan options may either be (i) ISOs, (ii) NSOs (iii) awards of our common stock or (iv) rights to make direct purchases of our common stock which may be subject to certain restrictions. Any option granted under the Plans must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The Plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The term of each plan option and the manner in which it may be exercised is determined by the Board of Directors or the compensation committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant.

Note 12. Stockholders’ Equity

Preferred Stock

We are authorized to issue up to 10,000,000 shares of preferred stock, $.0001 par value per share. Our board of directors is authorized, subject to any limitations prescribed by law, to provide for the issuance of the shares of preferred stock in series, and by filing a certificate pursuant to the applicable law of the state of Florida, to establish from time to time the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and any qualifications, limitations or restrictions thereof. No shares of preferred stock have been issued or were outstanding at March 31, 2011 and 2010, respectively.

Common Stock

At March 31, 2011 we are authorized to issue up to 400,000,000 shares of common stock, $.0001 par value per share. At March 31, 2011 and 2010, the Company had 10,886,374 and 7,909,375 shares issued and outstanding, respectively. Holders are entitled to one vote for each share of common stock (or its equivalent).

Effective June 15, 2011, based on a majority shareholder vote, our articles of incorporation were amended to increase our authorized common stock to 750,000,000 shares.

All share and per share information contained in this report gives retroactive effect to a 30 for 1 (30:1) forward stock split of our outstanding common stock effective March 17, 2010 and the reverse recapitalization transaction completed in May 2010 and a 1-for-20 (1:20) reverse stock split effective October 27, 2011.

Merger Agreement

Effective May 28, 2010, the Company entered into the Merger Agreement with TV Goods, pursuant to which TV Goods was merged with a subsidiary of the Company and continue its business as a wholly owned subsidiary of H&H. Under the terms of the Merger Agreement, the TV Goods shareholders received shares of the Company common stock such that the TV Goods shareholders received approximately 98% of the total shares of the H&H issued and outstanding following the merger. Due to the nominal assets and limited operations of H&H prior to the merger, the transaction was accorded reverse recapitalization accounting treatment under the provisions of FASB ASC 805, whereby the TV Goods became the accounting acquirer (legal acquiree) and H&H was treated as the accounting acquiree (legal acquirer). The historical financial records of the Company are those of the accounting acquirer adjusted to reflect the legal capital of the accounting acquiree. In connection with the recapitalization transaction, TV Goods paid $320,000 consideration in cash to the legal acquirer. As the transaction was treated as a recapitalization, no intangibles, including goodwill, were recognized.

Concurrent with the effective date of the reverse recapitalization transaction, H&H adopted the fiscal year end of the accounting acquirer, March 31, 2010.

Share Issuances

Common Stock and Warrants

From April 2010 through July 2010 (the “2010 Private Placement”), we sold Units containing common stock and warrants raising gross proceeds of $2,600,000 (net proceeds of $2,267,814 after offering related costs of $332,187), to 64 accredited investors. We secured $2,495,000 prior to June 30, 2010 and $105,000 in July 2010. The selling price was $2.00 per Unit; each Unit consists of: (1) one share (pre 1:20 reverse split) of common stock, par value $0.002 per share; (2) one series A Warrant to purchase one share of common stock exercisable at $3.00 per share; (3) one series B Warrant to purchase one share of common stock exercisable at $5.00 per share; and (4) one series C Warrant to purchase one share of common stock exercisable at $10.00 per share. In connection with the 2010 Private Placement we issued 1,300,000 shares of common stock and warrants exercisable to purchase 3,900,000 shares of common stock. The warrants expire three years from the date of issuance and are redeemable by the Company at $0.20 per share, subject to certain conditions. Other than the exercise price and call provisions of each series of warrant, all other terms and conditions of the warrants are the same.

In connection with the 2010 Private Placement, we paid certain fees and commissions to Forge Financial Group, Inc., a broker-dealer and a member of FINRA, as placement agent, of approximately $280,000. In addition, the Company granted Forge Financial Group, Inc. and its assignees a placement agent warrant to purchase up to a maximum amount of $260,000 worth of Units, (the “Placement Agent Option”). The underlying Series A, Series B and Series C warrants are substantially the same as the warrants issued under the 2010 Private Placement, but contain cashless exercise and anti-dilution provisions.

From October 2010 through December 31, 2010, we sold Units containing common stock and warrants raising gross proceeds of $1,225,000 (net proceeds of $1,207,750 after offering related costs of $17,250) to 7 accredited investors. The selling price was $2.00 per Unit; each Unit consists of: (1) one share (pre 1:20 reverse split) of common stock, par value $0.002 per share; (2) one Series A Warrant to purchase one share of common stock exercisable at $3.00 per share; (3) one series B Warrant to purchase one share of common stock exercisable at $5.00 per share; and (4) one series C Warrant to purchase one share of common stock exercisable at $10.00 per share. In connection with the offering, we issued 612,500 shares of common stock and warrants exercisable to purchase 1,837,500 shares of common stock. The warrants expire three years from the date of issuance and are redeemable by the Company at $0.20 per share, subject to certain conditions. In the event there is no effective registration covering these Warrants, the holders will have a cashless exercise right. Other than the exercise price and call provisions of each series of warrant, all other terms and conditions of the warrants are the same.

In January 2011, the Company sold Units for gross proceeds of $650,000 to two private investors. In connection with this transaction, the Company issued 6,500,000 Units. Each Unit consisted of: (1) one share (pre 1:20 reverse split) of common stock, par value $0.002 per share; (2) one Series A Warrant to purchase one share of common stock exercisable at $3.00 per share; (3) one series B Warrant to purchase one share of common stock exercisable at $5.00 per share; and (4) one Series C Warrant to purchase one share of common stock exercisable at $10.00 per share. The Warrants expire three (3) years from the date of issuance and are redeemable by the Company at $0.20 per share, subject to certain conditions. The warrants may be exercised on a cashless basis until such time as the related registration statement is declared effective by the Securities and Exchange Commission. The Series B Warrant may not be exercised until after the Series A Warrant has been exercised in full and the Series C Warrant may not be exercised until after the Series B Warrant has been exercised in full. The selling price of the Units was $2.00 per Unit. No commissions were paid in connection with the sale of the Units. Other than the exercise price and call provisions of each series of Warrant, all other terms and conditions of the warrants are the same.

Warrants issued to Forge Financial Group, Inc as placement agent to the 2010 Private Placement contained an exercise price reset provision (or “down-round” provision). The Company accounts for these warrants as a liability equal to their fair value on each reporting date. All other warrants issued in connection with the Company’s private placements were treated as an equity transaction with no separate accounting recognition or valuation being attributed to the warrants contained in the Units sold. These transactions did not contain a security which would require relative fair value analysis or recognition of a discount or beneficial conversion feature requiring accretion of interest expense or recognition of a related dividend. The number of warrants issued with the Units offered was determined through arms-length discussion with investors.

On August 18, 2010, under the provisions of a three month investor relations consulting agreement, the Company issued 50,000 common shares. The shares issued had a fair value on the contract date of $180,000. The fair value of the common shares was derived from the closing price of our common stock on the contract commitment date.

On October 18, 2010, under the provisions of a three month investor relations agreement, the Company issued 7,812 common shares. The shares issued had a fair value on the contract date of $25,000. The fair value of the common shares was derived from the closing price of our common stock on the contract commitment date.

On November 2, 2010, under a consulting agreement related to the Company’s investor relations activities, the Company issued 5,000 shares with a fair value of $15,000 on the contract date. The fair value of the common shares was derived from the closing price of our common stock on the contract commitment date.

On November 11, 2010, the Company issued 7,500 shares under a Consulting and Management Agreement with a fair value on the contract date of $28,500. The fair value of the common shares was derived from the closing price of our common stock on the contract commitment date.

On November 23, 2010, Mr. Kevin Harrington, Chairman, tendered 42,056 shares of common stock to the Company representing payment in full of a related party receivable totaling $151,400, inclusive of related interest of approximately $16,400. The shares tendered were valued at $3.60 per share, the closing price of the Company’s common stock on the settlement date.

On December 31, 2010, under the terms of a consulting agreement related to studio productions, the Company issued 50,000 shares with a fair value on the contract date of $80,000. The fair value of the common shares was derived from the closing price of our common stock on the contract commitment date.

On March 14, 2011, the Company issued 2,500 shares of its common stock to a third party service provider in consideration for legal services performed for the Company with a fair value on the contract date of $37,000. The fair value of the common shares was derived from the closing price of our common stock on the contract commitment date.

Warrants

A summary of common stock purchase warrants issued during fiscal 2011 and outstanding at March 31, 2011 is as follows:

	Warrants Shares	Price
Warrants outstanding April 1, 2010	—	—
2010 Private Placement	4,290,000	$3.00 - $5.00
Additional private placement	2,812,500	$3.00 - $5.00
Warrants outstanding March 31, 2011	7,102,500

All warrants are fully vested and were issued in connection with a series of private placements made during fiscal 2011.

Equity Compensation Plans

In May 2010, the Company adopted its 2010 Executive Equity Incentive Plan and 2010 Non Executive Equity Incentive Plan (collectively, the “Plans”) and granted 600,000 options and 450,000 options, respectively, under TV Goods stock option plans and such options were exchanged for Company options under the Merger Agreement. On July 15, 2010, the Company issued an additional 50,000 shares under the Non Executive Incentive Plan under terms similar to the May 2010 grant.

In May 2010, our Board of Directors granted 600,000 options under the Executive Equity Incentive Plan, exercisable at $1.50 per share to two officers and directors of the Company. The shares vest over eighteen months from grant and are exercisable for five (5) years from grant date (May 26, 2010). On February 18, 2011, the Board of Directors increased the number of options available under the plan from 600,000 to 900,000. At March 31, 2011, there were 300,000 available for issuance under the Executive Equity Incentive Plan.

In May 2010, our Board also granted options to purchase an aggregate of 450,000 shares of our common stock with an exercise price of $1.50 per share under the Non Executive Equity Incentive Plan. The options granted vest over eighteen months from the date of grant (March 26, 2010) and are exercisable for five (5) years from their grant date. During the quarter ending December 31, 2010, 400,000 shares were forfeited due to termination of employment. In December 2010, an additional 100,000 options were granted under this plan. On February 18, 2011, the Board of Directors increased the number of options available under the plan from 500,000 to 800,000. At March 31, 2011, there were 600,000 shares available for future issuance under the Non Executive Equity Incentive Plan.

The following table includes the assumptions used for options granted during the year ended March 31, 2011. Stock-based compensation expense recognized for fiscal 2011 totaled $560,880, which has been allocated to general and administrative expenses. Options granted during the quarter ended June 30, 2010 were the first options issued by the Company.

	May and July 2010 Grants	December 2010 Grants

Dividend yield	0%	0%
Expected volatility	79%	79%
Risk free interest rate	2.08%	1.99%
Estimated holding period (years)	5	5

Information related to options granted under both our option plans at March 31, 2011 and activity for the year then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at April 1, 2010		$—	—	$—
Granted	1,200,000	1.58	4.24	—
Exercised	—	—	—	—
Forfeited	(400,000)	1.50	—	—
Expired	—	—	—	—
Outstanding at March 31, 2011	800,000	$1.58	4.24	$10,256,000
Exercisable at March 31, 2011	475,000	$1.50	4.17	$6,127,500

The weighted average grant date fair value of unvested options at April 1, 2010 and March 31, 2011 was $0 and $322,000 ($9.92 share). Shares vesting during the year had a grant date fair value of $380,000. Shares forfeited during the year had a grand date fair value of $320,000.

As of March 31, 2011, there were 300,000 options and 600,000 options available for further issuance through the 2010 Executive Equity Incentive Plan and the 2010 Non Executive Equity Incentive Plan, respectively.

No tax benefits are attributable to our share based compensation expense recorded in the accompanying condensed financial statements because we are in a net operating loss position and a full valuation allowance is maintained for all net deferred tax assets. For stock options, the amount of the tax deductions is generally the excess of the fair market value of our shares of common stock over the exercise price of the stock options at the date of exercise.

In the event of any stock split of our outstanding common stock, the Board of Directors in its discretion may elect to maintain the stated amount of shares reserved under the Plans without giving effect to such stock split. Subject to the limitation on the aggregate number of shares issuable under the Plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person. Plan options may either be (i) ISOs, (ii) NSOs (iii) awards of our common stock or (iv) rights to make direct purchases of our common stock which may be subject to certain restrictions. Any option granted under the Plans must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The Plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The term of each plan option and the manner in which it may be exercised is determined by the Board of Directors or the compensation committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant.

Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Subsequent Events

Note 13.       Subsequent Events

In February 2012, SCI Direct, LLC (“SCI”), filed suit against TV Goods, Inc. in the United States District Court, Northern District of Ohio, Eastern Division. The complaint alleges trademark infringement by TV Goods arising from our Living Pure™ space heater as it relates to SCI’s EDENPURE™ space heater. The plaintiff is seeking monetary and injunctive relief claiming TV Goods committed copyright infringement, unfair competition and violation of the Ohio Deceptive Trade Practices Act. The amount of damages the plaintiff is seeking is unspecified. We believe that the factual basis of the allegations is false and intend to vigorously defend the lawsuit. The potential monetary relief, if any, is not probable and cannot be estimated at this time. We believe that any amount ultimately recoverable by the plaintiff would be immaterial. Accordingly, we have not recorded any amount as a potential loss reserve in this matter.

Note 13. Subsequent Events

On April 11, 2011, the Company and Octagon Capital Partners, an accredited investor, entered into a securities purchase agreement Octagon purchased from the Company a convertible debenture, in the principal amount of $750,000. The debenture bears interest at a rate of 0% per annum and is convertible into shares of the Company's common stock at any time commencing on the date of the debenture at a conversion price of $4.00 per share, subject to adjustment. The debenture is due and payable on December 1, 2011. In connection therewith, the Company also issued the following warrants to Octagon: 187,500 Series A Common Stock Purchase Warrants exercisable at $3.00 per share, 93,750 Series B Common Stock Purchase Warrants exercisable at $5.00 per share and 93,750 Series C Common Stock Purchase Warrants exercisable at $10.00 per share. Total commissions and fees payable to placement agents in connection with this transaction are $90,000 in cash, 42,187 Series A Common Stock Purchase Warrants exercisable at $3.00 per share and 14,062 Series B Common Stock Purchase Warrants exercisable at $5.00 per share. Warrant issued in this transaction contain a contingent put feature and may require to be reclassified to a liability if certain contingent events occur. During the first fiscal quarter 2012, the Company will record the Octagon Capital Partners transaction under the provisions of ASC Topic 470. As the ultimate conversion ratio may change due to a “down-round” provision, the Company will bifurcate the conversion option and will recognize a derivative liability which will be adjusted to market each reporting period. The relative fair value allocated to the warrants will be recorded as a debt discount.

On June 2, 2011, the Company issued 250,000 shares of its Common Stock to the sole member of As Seen On TV, LLC pursuant to an asset acquisition agreement with As Seen on TV. This transaction was recorded as a deposit against the future purchase of intangible assets and will be valued at the fair value of our common stock on the contract commitment date.

Effective June 15, 2011, based on majority shareholder consent, our articles of incorporation were amended to increase our authorized common stock to 750,000,000.

On June 15, 2011, the Company and approximately twenty accredited investors entered into a securities purchase agreement and completed a closing of a private offering of 292,500 shares of the Company’s common stock and three series of warrants to purchase up to 585,000 shares of Common Stock, in the aggregate, for aggregate gross proceeds of $1,170,000. The Company sold the shares at an initial purchase price of $4.00 per share, which may be adjusted downward, but not to less than $2.00 per share, under certain circumstances. In addition to the shares, the Company issued: (i) series A Common Stock purchase warrants to purchase up to 292,500 shares of Common Stock at an exercise price of $3.00 per share; (ii) series B Common Stock purchase warrants to purchase up to 146,250 shares of Common Stock at an exercise price of $5.00 per share and (iii) series C Common Stock purchase warrants to purchase up to 146,250 shares of Common Stock at an exercise price of $10.00 per share. Warrant issued in this transaction contain a contingent put feature and may require to be reclassified to a liability if certain contingent events occur. The securities were issued to the investors pursuant to an exemption from registration provided by Section 4(2) of the Securities Act and Regulation D, Rule 506 as promulgated thereunder. The investors received current information about the Company and had the opportunity to ask questions about the Company. The securities issued to the investors contain a legend restricting their transferability absent registration or applicable exemption.

Garden State Securities, Inc. acted as our exclusive placement agent in connection with the offering and received a selling commission in cash of 10 percent of the aggregate funds raised, with an additional two percent in non-accountable cash expense allowance. In addition, the Company issued to Garden State Securities common stock purchase warrants equal to 10 percent of (i) the number of shares and (ii) the number of shares of common stock issuable upon exercise of the warrants, with an exercise price of $3.00 per share.

On June 22, 2011 the Company issued an aggregate of 331,303 of Common Stock to affiliates of Forge Financial Group, Inc., pursuant to the cashless exercise of warrants held by six affiliates of Forge Financial Group. The warrants were issued in connection with the Placement Agent Agreement related to the Company’s completed 2010 Private Placement Offering. The Company did not receive any proceeds in connection with the exercise of the warrants nor pay any commissions or fees in connection with the issuances.

On July 7, 2011, under a consulting agreement related to the Company’s investor relations activities, the Company issued 5,000 shares with a fair value of $9,000 on the contract date. The fair value of the common stock issued was derived from the closing price of our common stock on the contract commitment date.

On October 28, 2011 (the “Closing Date”) the Company, entered into and consummated a Securities Purchase Agreement with certain accredited investors for the private sale (the “Offering”) of 243.1 units (“Unit”) at $50,000 per Unit. Each Unit consisting of (i) 62,500 shares of common stock, and (ii) warrants to purchase 62,500 shares of common stock at an initial exercise price of $1.00 per share (the “Warrants”). Accordingly, for each $0.80 invested, investors received one share of common stock and one Warrant. The Company received gross proceeds of $12,155,000 (net proceeds of approximately $10,591,000 after commissions and offering related expenses) and issued an aggregate of 15,193,750 shares of common stock and 15,193,750 Warrants to the investors pursuant to the Securities Purchase Agreement.

On November 18, 2011, the Company sold an additional 6.9 Units under the Securities Purchase Agreement, receiving an additional $345,000 in gross proceeds (net proceeds of $264,000 after commissions and offering related expenses), issuing an additional aggregate of 431,250 shares of Common Stock and 431,250 Warrants to investors.

The October 28, 2011 and November 18, 2011 closings brought the total raised under the Securities Purchase Agreement to $12,500,000, the maximum provided, including a $3,500,000 over-allotment, under the Securities Purchase Agreement.

The Warrants are exercisable at any time within five years from the Closing Date at an exercise price of $1.00 per share with cashless exercise in the event a registration statement covering the resale of the shares underlying the Warrants is not in effect within six months of the completion of the Offering. The Warrants also provide for full-ratchet anti-dilution protection in the event that any shares of common stock, or securities convertible into common stock, are issued at less than the exercise price of the Warrants during any period in which such Warrants are outstanding, subject to certain exceptions as set forth in the Warrants.

If during a period of two years from the completion of the Offering, the Company issues additional shares of common stock or other equity or equity-linked securities at a purchase, exercise or conversion price less than $0.80 (subject to certain exceptions and such price is subject to adjustment for splits, recapitalizations, reorganizations), then the Company shall issue additional shares of common stock to the investors so that the effective purchase price per share paid for the common stock included in the Units shall be the same per share purchase, exercise or conversion price of the Additional Shares.

The Company has provided the investors with “piggyback” registration rights with respect to the resale of the common stock and the shares of common stock issuable upon exercise of the Warrants.

The Company engaged a registered broker dealer to serve as placement agent who received (a) selling commissions aggregating 10% of the gross proceeds of the Offering, (b) a non-accountable expense allowance of 2% of the gross proceeds of the Offering to defray offering expenses, (c) five-year warrants to purchase such number of shares of common stock as is equal to 10% of the shares of common stock (i) included as part of the Units sold in this Offering at an exercise price equal to $0.80 per share, and (ii) issuable upon exercise of the Warrants sold in this Offering at an exercise price equal to $1.00 per share, and (d) 100,000 restricted shares of common stock.

The closing of the Offering triggered the automatic conversion of all principal and accrued interest on the $1,800,000 12% Convertible Debentures (“Bridge Debenture”) into Units in the Offering at a conversion price equal to 80% of the price paid by investors in the Offering, or $0.64 for one share of common stock and one Warrant (the “Debenture Conversion Price”). The holders of the Bridge Debentures received an aggregate of 2,869,688 shares of common stock and Warrants to purchase 2,869,688 shares of common stock. Each investor in the Bridge Offering also received a warrant (the “Bridge Warrant”) exercisable for a period of three years from the closing date of the Bridge Offering to purchase a number of shares of the Company’s common stock equal to the quotient obtained by dividing the principal amount of the Bridge Debenture by the Debenture Conversion Price of $0.64 for one share and one warrant (the “Bridge Warrant Exercise Price”). Accordingly, at the closing of the Offering and based on the full ratchet anti-dilution provisions of the Bridge Warrants, investors in the Bridge Offering received Bridge Warrants to purchase an aggregate of 8,789,063 shares of common stock. The Bridge Warrants continue to provide for full-ratchet anti-dilution protection if the Company issues at any time prior to August 30, 2012, any shares of common stock, or securities convertible into common stock, at a price less than the Bridge Warrant Exercise Price, subject to certain exceptions.

Further, pursuant to the August 28, 2011 amendment, Octagon, the holder of the Company’s debenture in the principal amount of $750,000 issued on April 11, 2011, agreed to amend the Debenture to provide for automatic conversion into the Units in the Offering at the Debenture Conversion Price. Accordingly, the holder of the Debenture received 1,171,875 shares of common stock and warrants to purchase 1,171,875 shares of common stock exercisable at $1.00 per share.

The Placement Agent also served as exclusive placement agent for the Bridge Offering. Accordingly, pursuant to the terms of the Bridge Offering, at the Closing of the Offering the Placement Agent and its assignees received warrants with full ratchet and anti dilution protection to purchase an aggregate of 1,164,375 shares of Common Stock exercisable at $0.64 per share, each warrant exercisable on or before August 29, 2014.

In connection with the Offering, Steve Rogai, the Company’s President and Chief Executive Officer, agreed to convert a 12% convertible promissory note payable to him by the Company in the principal amount of $107,000 (the “Rogai Note”), into Units in this Offering at a conversion price of $0.80 per Share and Warrant. As such, Mr. Rogai was issued 133,750 shares of common stock and 133,750 Warrants in satisfaction of the Rogai Note. Also, the Company’s executive officers each executed a lock up agreement (the “Lock Up Agreement”) which provides that each officer shall not sell, assign, transfer or otherwise dispose of their shares of common stock or other securities of the Company for a period ending 270 days after the completion of the Offering. Following this initial lock-up period, each officer has agreed to an additional six-month lock-up period for their shares during which they each may not sell more than 5,000 shares of common stock per month.